AS FILED WITH THE SECURITIES AND EXCHANGE
                          COMMISSION ON JUNE 12, 1998.

                                                                FILE NO. 33-8982
                                                                ICA NO. 811-4852
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                        PRE-EFFECTIVE AMENDMENT NO. _____


                       POST-EFFECTIVE AMENDMENT NO. 40 [X]
                                       AND

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 [X]


                                AMENDMENT NO. 41


                             THE VICTORY PORTFOLIOS
           (EXACT NAME OF REGISTRANT AS SPECIFIED IN TRUST INSTRUMENT)

                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                                 (800) 362-5365
                        (AREA CODE AND TELEPHONE NUMBER)

                                              COPY TO:

MICHAEL J. SULLIVAN                           CARL FRISCHLING, ESQ.
BISYS FUND SERVICES                           KRAMER, LEVIN, NAFTALIS & FRANKEL
3435 STELZER ROAD                             919 THIRD AVENUE
COLUMBUS, OHIO 43219                          NEW YORK,NEW YORK 10022
(NAME AND ADDRESS OF AGENT FOR SERVICE)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

|_| IMMEDIATELY UPON FILING PURSUANT TO        |_| ON (DATE) PURSUANT TO
    PARAGRAPH (B)                                  PARAGRAPH (B)

|_| 60 DAYS AFTER FILING PURSUANT TO           |_| ON (DATE)PURSUANT TO
    PARAGRAPH (A)(1)                               PARAGRAPH (A)(1)

|X| 75 DAYS AFTER FILING PURSUANT TO           |_| ON (DATE) PURSUANT TO
    PARAGRAPH (A)(2)                               PARAGRAPH (A)(2) OF RULE 485.

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

|_| THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
    PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

                              CROSS-REFERENCE SHEET

                             THE VICTORY PORTFOLIOS

                NATIONAL MUNICIPAL BOND FUND (SHORT-INTERMEDIATE)
                       NATIONAL MUNICIPAL BOND FUND (LONG)



Item Number
 Form N-1A
  Part A                                         Prospectus Caption
  ------                                         ------------------

1.     Cover Page                              Cover Page; Introduction

2.     Synopsis                                Fund Expenses

3.     Condensed Financial Information         InApplicable


4.     General Description of Registrant       Introduction;  AN OVERVIEW OF EACH OF
                                               THE FUNDS: National Municipal Bond Fund
                                               (Short-Intermediate), National Municipal Bond
                                               Fund (Long); Risk Factors; Investment
                                               Limitations; Additional Information


5.     Management of the Fund                  Organization and Management of the Fund

5.A.   Management's Discussion of Fund         Investment Performance
       Performance


6.     Capital Stock and Other Securities      INVESTING WITH VICTORY: How to
                                               Purchase Shares, How to Exchange Shares,
                                               How to Redeem Shares; Dividends, Distributions
                                               and Taxes; Organization and Management of the
                                               Funds; Additional Information; Other Securities
                                               and Investment Practices


7.     Purchase of Securities Being Offered    How to Purchase Shares; How to Exchange Shares

8.     Redemption or Repurchase                How to Exchange Shares; How to Redeem Shares

9.     Pending Legal Proceedings               Inapplicable






                              CROSS REFERENCE SHEET

                             THE VICTORY PORTFOLIOS

                NATIONAL MUNICIPAL BOND FUND (SHORT-INTERMEDIATE)
                       NATIONAL MUNICIPAL BOND FUND (LONG)



Item Number
 Form N-1A                                     Statement of Additional
  Part B                                       Information Caption
  ------                                       -------------------

10.      Cover Page                            Cover Page

11.      Table of Contents                     Table of Contents

12.      General Information and History       Additional Information

13.      Investment Objectives and Policies    Investment Objectives and Investment Policies and
                                               Limitations

14.      Management of the Fund                Trustees and Officers

15.      Control Persons and Principal         Additional Information
         Holders of Securities

16.      Investment Advisory and Other         Advisory and Other Contracts
         Services

17.      Brokerage Allocation and Other PracticAdvisory and Other Contracts

18.      Capital Stock and Other Securities    Valuation of Portfolio Securities ; Additional
                                               Purchase, Exchange and Redemption Information;
                                               Additional Information


19.      Purchase, Redemption and Pricing      Valuation of Portfolio Securities ; Additional
         of Securities Being Offered           Purchase, Exchange and Redemption

                                               Information; Performance of the  Funds;
                                               Additional Information

20.      Tax Status                            Dividends and Distributions; Taxes

21.      Underwriters                          Advisory and Other Contracts

22.      Calculation of Performance Data       Performance of  Funds; Additional Information

23.      Financial Statements                  Inapplicable

Part C
------

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not solciting an offer to buy these securities in any state where the offer or sale is not permitted.


                                     LOGO(R)
                                  VICTORY FUNDS




                                   PROSPECTUS



                NATIONAL MUNICIPAL BOND FUND (SHORT-INTERMEDIATE)
                       NATIONAL MUNICIPAL BOND FUND (LONG)





                          800-539-FUND OR 800-539-3863



                               SEPTEMBER 15, 1998

                             THE VICTORY PORTFOLIOS

                                 PROSPECTUS FOR:

                NATIONAL MUNICIPAL BOND FUND (SHORT-INTERMEDIATE)
                       NATIONAL MUNICIPAL BOND FUND (LONG)

                            800-539-FUND 800-539-3863


The two Victory Funds discussed in this prospectus (the Funds) are a part of The Victory Portfolios (Victory), an open-end investment management company. Each Fund is a non-diversified mutual fund. This prospectus explains the objectives, policies, risks, and strategies of the Funds. You should read this prospectus before investing in the Funds and keep it for future reference. A detailed Statement of Additional Information (SAI) describing each of the Funds is also available for your review. The SAI has been filed with the Securities and
Exchange Commission (SEC), and is incorporated by reference into this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference into both this prospectus and the SAI, and other information regarding registrants that file electronically with the SEC. If you would like a free copy of the SAI, please request one by calling us at 800-539-FUND.

SHARES OF THE FUNDS ARE:
o     NOT INSURED BY THE FDIC;
o NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, KEYBANK, ANY OF ITS AFFILIATES, OR ANY OTHER BANK;
o SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY SECURITIES REGULATORY AUTHORITY OF ANY STATE, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY SUCH STATE AUTHORITY PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                               SEPTEMBER 15, 1998

TABLE OF CONTENTS                                                        PAGE

Introduction                                                               2
AN OVERVIEW OF EACH OF THE FUNDS
A fund-by-fund analysis which includes objectives, policies, strategies and expenses
         National Municipal Bond Fund (Short-Intermediate)
         National Municipal Bond Fund (Long)
Risk Factors
Investment Limitations
Investment Performance
Share Price
Dividends, Distributions, and Taxes
INVESTING WITH VICTORY
         How to Purchase Shares
         How to Exchange Shares
         How to Redeem Shares
Organization and Management of the Funds
Additional Information
Other Securities and Investment Practices



KEY TO FUND INFORMATION:
(1) Objective and Strategy: The goals and the strategy that a Fund plans to use in pursuing its investment objective.
(2) Risk Factors: The risks that you may assume as an investor in a Fund.
(3) Expenses: The costs that you will pay as an investor in a Fund, including sales charges and ongoing expenses.

INVESTMENT OBJECTIVE AND STRATEGY

(1) OBJECTIVE

The NATIONAL MUNICIPAL BOND FUND (SHORT-INTERMEDIATE) seeks to generate income that is exempt from federal regular income tax. The NATIONAL MUNICIPAL BOND FUND
(LONG) seeks to generate income that is exempt from regular federal income tax.

(1) STRATEGY

Each of the Funds pursues its investment objective by investing primarily in municipal bonds, including general obligation bonds and revenue bonds and other debt instruments that are exempt from regular federal income tax. However, each of the Funds has unique investment strategies and its own risk/reward profile. Please review the section about the Fund in which you are interested in investing and "Other Securities and Investment Practices" for an overview of the Funds.

(2)RISK FACTORS

The Funds are:
o     not insured by the FDIC;
o not deposits or other obligations of, or guaranteed by, KeyBank, any of its affiliates, or any other bank;
o subject to investment risks, including possible loss of the principal amount invested.

In addition, there are other potential risks, which are discussed in the section "Risk Factors."

WHO SHOULD INVEST

o     Investors  in higher tax  brackets  seeking  tax-exempt  income
o     Investors seeking income over the long term
o     Investors with moderate risk tolerance
o     Investors willing to accept price and dividend fluctuations

(3)FEES AND EXPENSES

You may pay a sales charge of up to 5.75% of the offering price, depending on the amount you invest. You also will incur expenses for investment advisory fees, administrative fees and shareholder services, all of which are included in a Fund's expense ratio. See "Fund Expenses" for the Fund in which you plan to invest.

PURCHASES

The minimum initial investment is $500 for most accounts ($250 for Individual Retirement Accounts) and $25 thereafter. If you purchase shares through an Investment Professional, you may be subject to different minimums. An initial investment must be accompanied by a Fund's Account Application. Fund shares may be purchased by check, Automated Clearing House or wire. See "How to Purchase Shares." Generally, municipal bond funds are not appropriate investments for IRA accounts.

REDEMPTIONS

You can redeem Fund shares by written request or telephone. When the Transfer Agent receives a redemption request in proper form, a Fund will redeem the shares and credit your bank account or send the proceeds to the address designated on your Account Application. See "How to Redeem Shares."

DIVIDENDS/DISTRIBUTIONS

Income is accrued daily and is declared and paid monthly. Any net capital gains realized by a Fund are paid as dividends annually. A Fund can send your dividends directly to you by mail, credit them to your bank account, reinvest them in the Fund, or invest them in another fund of the Victory Group. The "Victory Group" includes other funds of The Victory Portfolios. You can make this choice when you fill out an Account Application. See "Dividends, Distributions, and Taxes."

OTHER SERVICES

Victory offers a number of other services to better serve shareholders including exchange privileges and automated investment and withdrawal plans. See "How to Exchange Shares" and "How to Redeem Shares." Our toll-free fax number is 800-529-2244. You can reach Victory's Telecommunication Device for the Deaf
(TDD) at 800-970-5296.

GENERAL INFORMATION ABOUT EACH OF THE FUNDS

--------------------------------------------------------------------------------------------------------------------
                                                   ESTIMATED ANNUAL
                                                    EXPENSES AFTER        MAXIMUM      NEWSPAPER ABBREVIATION*
VICTORY FUND                                       WAIVERS (AS A % OF   SALES CHARGE
                                                    NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
National Municipal Bond Fund (Short-Intermediate)        0.90%              5.75%           Victory NatMunSI
--------------------------------------------------------------------------------------------------------------------
National Municipal Bond Fund (Long)                      1.00%              5.75%           Victory NatMunL
--------------------------------------------------------------------------------------------------------------------
*All newspapers do not use the same abbreviation.

The following pages provide you with separate overviews of each Fund. Please look at the objective, policies, strategies, risks, and expenses to determine which Fund will best suit your risk tolerance and investment needs. You also should review the "Other Securities and Investment Practices" section for additional information about the individual securities in which the Funds can invest and the risks related to these investments.

                NATIONAL MUNICIPAL BOND FUND (SHORT-INTERMEDIATE)

(1)INVESTMENT OBJECTIVE

The National Municipal Bond Fund (Short-Intermediate) seeks to generate income that is exempt from regular federal income tax.

(1)INVESTMENT POLICIES AND STRATEGY

The National Municipal Bond Fund (Short-Intermediate) pursues its investment objective by investing primarily in municipal bonds. The interest on these bonds is exempt from regular federal income taxes. Under normal circumstances, at least 80% of the income distributions of the National Municipal Bond Fund (Short-Intermediate) will be exempt from federal income taxes, including the alternative minimum tax.

Under normal   market    conditions,    the   National   Municipal   Bond   Fund
    (Short-Intermediate)  primarily  invests in:
o    General  obligation bonds and revenue  bonds
o    Municipal  securities  with fixed,  variable,  or floating interest  rates
o    Zero  coupon, tax, revenue and bond  anticipation  notes
o    Tax-exempt commercial paper

Important Characteristics of Investments of the National Municipal Bond Fund (Short-Intermediate):

o QUALITY: Municipal securities rated A or above at the time of purchase by S&P, Fitch, Moody's, or another NRSRO, or if unrated, of comparable quality. For more information on ratings, see the Appendix to the SAI.
o MATURITY: The dollar-weighted effective average maturity of the National Municipal Bond Fund (Short-Intermediate) will generally range from 1 to 5 years. Under certain market conditions, the Portfolio Manager may go outside these boundaries.

*An NRSRO is a nationally recognized statistical ratings organization such as S&P, Fitch, or Moody's which assigns credit ratings to securities based on the borrower's ability to meet its obligation to make principal and interest payments.

(2) RISK

The National Municipal Bond Fund (Short-Intermediate) primarily invests in municipal securities from several states, rather than from a single state. The National Municipal Bond Fund (Short-Intermediate) is subject to the risks common to all mutual funds that invest in debt securities; that is, interest rate risk, credit risk, reinvestment risk, and inflation risk. It also is subject to the risks common to mutual funds that invest in municipal debt securities. These include the risk that certain investments could lose their tax-exempt status. It also is subject to the risks common to mutual funds that invest in mortgage-related securities, like prepayment and extension risk. PLEASE READ "RISK FACTORS" CAREFULLY BEFORE INVESTING.

PORTFOLIO MANAGEMENT

Brad Postema has served as the Portfolio Manager for the National Municipal Bond Fund (Short-Intermediate) since its inception. He is a Senior Portfolio Manager and Director of KAM and has been in the investment business since 1992.

                                (3)FUND EXPENSES

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invest in the National Municipal Bond Fund (Short-Intermediate).

       SHAREHOLDER TRANSACTION EXPENSES*                         CLASS A SHARES
                Maximum Sales Charge Imposed on Purchases
                    (as a percentage of the offering price)      5.75%**
                Sales Charge Imposed on Reinvested Dividends     None
                Deferred Sales Charge                            None**
                Redemption Fees                                  None
                Exchange Fees                                    None

* You may be charged additional fees if you purchase, exchange or redeem shares through a broker or agent.
** Except for investments of $1 million or more. See "Investing with Victory."

The Annual Fund Operating Expenses Table illustrates the estimated operating expenses that you will incur as a shareholder of the National Municipal Bond Fund (Short-Intermediate). THESE EXPENSES ARE CHARGED DIRECTLY TO THE NATIONAL MUNICIPAL BOND FUND (SHORT-INTERMEDIATE). Expenses include management fees as well as costs of maintaining accounts, administering the National Municipal Bond Fund (Short-Intermediate), providing shareholder services, and other activities. The expenses shown are estimated based on anticipated expenses of the National Municipal Bond Fund (Short-Intermediate).

           ANNUAL FUND OPERATING EXPENSES
           AFTER EXPENSE WAIVERS AND REIMBURSEMENTS              CLASS A SHARES
           (as a percentage of average daily net assets)
                    Management Fees                                    0.55%
                    Other Expenses(1,2)                                0.35%
                                                                       -----
                    Total Fund Operating Expenses(2)                   0.90%
(1)  These  expenses  have  been  voluntarily  reduced.   Without  this  expense
     reduction, Other Expenses would be .53% and Total Fund Operating Expenses would be 1.08%.
(2) Other Expenses includes an estimate of shareholder servicing fees the National Municipal Bond Fund (Short-Intermediate) expects to pay. See "Organization and Management of the Funds - Shareholder Servicing Plan."

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the National Municipal Bond Fund (Short-Intermediate).

EXAMPLE: You would pay the following expenses on a $1,000 investment in the National Municipal Bond Fund (Short-Intermediate) assuming: (1) a 5% annual return and (2) redemption at the end of each time period.

                                       1 YEAR               3 YEARS
                                       ------               -------
CLASS A SHARES                          $66                   $85

THIS EXAMPLE IS ONLY AN ILLUSTRATION. ACTUAL EXPENSES AND RETURNS WILL VARY.

PERFORMANCE

The National Municipal Bond Fund (Short-Intermediate) is the successor to the Key Trust Short-Term Tax-Free Fund, a fund managed by KAM for Key Trust fiduciary clients. The National Municipal Bond Fund (Short-Intermediate)'s portfolio manager and investment objective and policies are essentially the same as those of the pre-existing Key Trust fund. (Since the Fund will continue to operate in substantially the same manner as the pre-existing trust fund, past performance can be considered relevant.) HOWEVER, PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

As a mutual fund, the National Municipal Bond Fund (Short-Intermediate) is subject to different rules and regulations than those that govern trust fund operations. In addition, the pre-existing trust fund was not subject to the same operating expenses to which mutual funds are subject. While the historical information shown has been adjusted to reflect the Fund's maximum sales charge of 5.75%, it has not been adjusted for the estimated operating expenses of the Fund, and only reflects expenses that were incurred by the trust fund during the periods shown.


=======================================================================================================
                                           AVERAGE ANNUAL TOTAL RETURNS
                                                 COMMON TRUST FUND
                                        FOR THE PERIODS ENDED MAY 31, 1998
=======================================================================================================
                Common Trust Fund                   One         Three          Since Commencement
                                                    Year        Years         (__________ ___, 19__)
-------------------------------------------------------------------------------------------------------

Key Trust Short-Term Tax-Free Fund                   _____%     _____%               _____%
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------

                                  TOTAL RETURNS
                                COMMON TRUST FUND
                           FOR THE YEARS ENDED MAY 31
--------------------------------------------------------------------------------
                                                       Key Trust Short-Term
          Common Trust Fund:                               Tax-Free Fund
--------------------------------------------------------------------------------
                 1998
--------------------------------------------------------------------------------

                 1997
--------------------------------------------------------------------------------

                 1996*
--------------------------------------------------------------------------------
 *    Not annualized.
****Past  performance  is not a guarantee  of future  results.****

                       NATIONAL MUNICIPAL BOND FUND (LONG)

(1)INVESTMENT OBJECTIVE

The National Municipal Bond Fund (Long) seeks to generate income that is exempt from regular federal income tax.

(1)INVESTMENT POLICIES AND STRATEGY

The National Municipal Bond Fund (Long) pursues its investment objective by investing primarily in municipal bonds. The interest on these bonds is exempt from regular federal income taxes. Under normal circumstances, at least 80% of the income distributions of the National Municipal Bond Fund (Long) will be exempt from federal income taxes, including the alternative minimum tax.

Under normal  market  conditions,   the  National  Municipal  Bond  Fund  (Long)
primarily invests in:
o    General obligation bonds and revenue bonds
o    Municipal securities with fixed, variable, or floating interest rates
o    Zero coupon, tax, revenue and bond anticipation notes
o    Tax-exempt commercial paper

Important Characteristics of Investments of the National Municipal Bond Fund:

o QUALITY: Municipal securities rated A or above at the time of purchase by Standard & Poor's (S&P), Fitch, Moody's, or another NRSRO*, or if unrated, of comparable quality. For more information on ratings, see the Appendix to the SAI.
o MATURITY: The dollar-weighted effective average maturity of the National Municipal Bond Fund (Long) will generally be 10 or more years. Under certain market conditions, the Portfolio Manager may go outside these boundaries.

(2) RISK

The National Municipal Bond Fund (Long) primarily invests in municipal securities from several states, rather than from a single state. The National Municipal Bond Fund (Long) is subject to the risks common to all mutual funds that invest in debt securities; that is, interest rate risk, credit risk, reinvestment risk, and inflation risk. It also is subject to the risks common to mutual funds that invest in municipal debt securities. These include the risk that certain investments could lose their tax-exempt status. It also is subject to the risks common to mutual funds that invest in mortgage-related securities, like prepayment and extension risk. PLEASE READ "RISK FACTORS" CAREFULLY BEFORE INVESTING.

PORTFOLIO MANAGEMENT

Paul Toft has served as the Portfolio Manager for the National Municipal Bond Fund (Long) since its inception. He is a Senior Portfolio Manager and Managing Director of Key Asset Management Inc. (KAM or the Adviser) and has been in the investment business since 1986.

                       NATIONAL MUNICIPAL BOND FUND (LONG)
(3)FUND EXPENSES

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invested in the National Municipal Bond Fund
(Long).

SHAREHOLDER TRANSACTION EXPENSES*                                 CLASS A SHARES
         Maximum Sales Charge Imposed on Purchases
             (as a percentage of the offering price)              5.75%**
         Sales Charge Imposed on Reinvested Dividends             None
         Deferred Sales Charge                                    None**
         Redemption Fees                                          None
         Exchange Fees                                            None

 *You may be charged additional fees if you purchase, exchange or redeem shares through a broker or agent.
**Except for investments of $1 million or more.  See "Investing with Victory."

The Annual Fund Operating Expenses table illustrates the estimated operating expenses that you will incur as a shareholder of the National Municipal Bond Fund (Long). THESE EXPENSES ARE CHARGED DIRECTLY TO THE NATIONAL MUNICIPAL BOND FUND (LONG). Expenses include management fees as well as the costs of maintaining accounts, administering the National Municipal Bond Fund (Long), providing shareholder services, and other activities. The expenses shown are estimated based on anticipated expenses of the National Municipal Bond Fund
(Long).

ANNUAL  FUND OPERATING EXPENSES                                   CLASS A SHARES
  AFTER  EXPENSE  WAIVERS  AND REIMBURSEMENTS
(as a percentage of average daily net assets)
         Management Fees                                          0.60%
         Other Expenses(1,2)                                      0.40%
                                                                  -----
         Total Fund Operating Expenses(1)                         1.00%
(1)  These  expenses  have  been  voluntarily  reduced.   Without  this  expense
     reduction, Other Expenses would be .53%, and Total Fund Operating Expenses would be 1.13%.
(2) Other Expenses includes an estimate of shareholder servicing fees the National Municipal Bond Fund (Long) expects to pay. See "Organization and Management of the Funds -- Shareholder Servicing Plan".

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the National Municipal Bond Fund (Long).

EXAMPLE: You would pay the following expenses on a $1,000 investment in the National Municipal Bond Fund (Long) assuming: (1) a 5% annual return and (2) redemption at the end of each time period.

                                          1 YEAR                         3 YEARS
                                          ------                         -------
CLASS A SHARES                            $67                            $88

THIS EXAMPLE IS ONLY AN ILLUSTRATION. ACTUAL EXPENSES AND RETURNS WILL VARY.

PERFORMANCE

The National Municipal Bond Fund (Long) is the successor to the Key Trust Tax-Free Fund, a fund managed by KAM for Key Trust fiduciary clients. The National Municipal Bond Fund (Long)'s portfolio manager and investment objective and policies are the same as those of the pre-existing Key Trust fund. Since the Fund will continue to operate substantially identically to the pre-existing trust fund, past performance can be considered relevant. HOWEVER, PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW A FUND WILL PERFORM IN THE FUTURE.

As mutual funds, the National Municipal Bond Fund (Long) is subject to different rules and regulations than those that govern trust fund operations. In addition, the pre-existing trust fund was not subject to the same operating expenses to which mutual funds are subject. While the historical information shown has been adjusted to reflect the Fund's maximum sales charge of 5.75%, it has not been adjusted for the estimated operating expenses of the Fund, and only reflects expenses that were incurred by the trust fund during the periods shown.


====================================================================================================================
                                           AVERAGE ANNUAL TOTAL RETURNS
                                                 COMMON TRUST FUND
                                        FOR THE PERIODS ENDED MAY 31, 1998
====================================================================================================================
                Common Trust Fund                   One         Three      Five          Since Commencement
                                                    Year        Years      Years        (__________ ___, 19__)
--------------------------------------------------------------------------------------------------------------------

Key Trust Tax-Free Fund                              _____%     _____%     _____%              _____%
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------

                                  TOTAL RETURNS
                                COMMON TRUST FUND
                           FOR THE YEARS ENDED MAY 31
--------------------------------------------------------------------------------
          Common Trust Fund:                             Key Trust Tax-Free Fund
--------------------------------------------------------------------------------
                 1998
--------------------------------------------------------------------------------

                 1997
--------------------------------------------------------------------------------

                 1996
--------------------------------------------------------------------------------

                19___
        [First partial year]*
--------------------------------------------------------------------------------
*    Not annualized.
****Past performance is not a guarantee of future results. History does not always repeat itself.****

(2)RISK FACTORS
****It is important to keep in mind one basic principle of investing: the greater the risk, the greater the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.****

This prospectus describes some of the risks that you may assume as an investor in the Funds. By matching your investment objective with a comfortable level of risk, you can create your own customized investment plan. Some limitations on the Funds' investments are described in the section that follows. "Other Securities and Investment Practices" at the end of this prospectus provides additional information on the securities mentioned in the overview of each of the Funds. As with any mutual fund, there is no guarantee that a Fund will earn income or show a positive total return over time. A Fund's price, yield, and total return will fluctuate. You may lose money if a Fund's investments do not perform well.

THE FOLLOWING RISKS ARE COMMON TO ALL MUTUAL FUNDS:
o MARKET RISK is the risk that the market value of a security will fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth more or less than the price a Fund originally paid for it or less than the security was worth at an earlier time. Market risk may affect a single issuer, an industry, a sector of the economy, or the entire market, and is common to all investments.

o MANAGER RISK is the risk that a Fund's Portfolio Manager may use a strategy that does not produce the intended result.

THE FOLLOWING RISKS ARE COMMON TO MUTUAL FUNDS THAT INVEST IN DEBT SECURITIES:
o INTEREST RATE RISK. The value of a debt security typically changes in the opposite direction from a change in interest rates. Therefore, when interest rates go up, the value of a fixed-rate security typically goes down. When interest rates go down, the value of these securities typically goes up. Generally, the market values of securities with longer maturities are more sensitive to changes in interest rates.
o INFLATION RISK is the risk that inflation will erode the purchasing power of the cash flows generated by debt securities held by a Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities.
o REINVESTMENT RISK is the risk that when interest income is reinvested, interest rates will have declined so that income must be reinvested at a lower interest rate. Generally, interest rate risk and reinvestment risk have offsetting effects.
o CREDIT (OR DEFAULT) RISK is the risk that the issuer of a debt security will be unable to make timely payments of interest or principal. Although the Funds generally invest in only high-quality securities, the interest or principal payments may not be insured or guaranteed on all securities. Credit risk is measured by NRSROs such as S&P, Fitch or Moody's.

THE  FOLLOWING  RISK IS COMMON TO MUTUAL  FUNDS THAT  INVEST IN  MUNICIPAL  DEBT
SECURITIES:
o TAX-EXEMPT STATUS RISK is the risk that a municipal debt security issued as a tax-exempt security may be declared by the IRS to be taxable.

THE FOLLOWING RISK IS COMMON TO MUTUAL FUNDS THAT ARE NON-DIVERSIFIED:
o CONCENTRATION AND DIVERSIFICATION RISK is the risk that only a limited number of high-quality securities of a particular type may be available.

THE FOLLOWING  RISKS ARE COMMON TO MUTUAL FUNDS THAT INVEST IN  MORTGAGE-RELATED
SECURITIES:
o PREPAYMENT RISK. Prepayments of principal on mortgage-related securities affect the average life of a pool of mortgage-related securities. Mortgage prepayments are affected by the level of interest rates and other factors. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage-related securities. Prepayment risk is the risk that, because prepayments generally occur when interest rates are falling, a Fund may have to reinvest the proceeds from prepayments at lower interest rates.

o EXTENSION RISK is the risk that the rate of anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the maturity of a security may be extended past what the Fund's Portfolio Manager anticipated that it would be, affecting the maturity and volatility of a Fund.

INVESTMENT LIMITATIONS

****The SEC and the Internal Revenue Service (IRS) have certain restrictions with which all mutual funds must comply. The Funds monitor these limitations on an ongoing basis.****

To help reduce risk, the Funds have adopted limitations on some investment policies. These limits involve a Fund's ability to borrow money and the amount it can invest in various types of securities, including illiquid securities. Certain limitations can be changed only with the approval of shareholders. Victory's Board of Trustees can change other investment limitations without shareholder approval. See "Other Securities and Investment Practices" and the SAI for more information.

Each Fund limits to 25% of its total assets the amount it may invest in any single industry (other than U.S. Government obligations). Each Fund limits its borrowing to 33-1/3% of its total assets. Borrowing would be in the form of selling a security that it owns and agreeing to repurchase that security later at a higher price. The Funds do not intend to borrow for leveraging purposes.

DIVERSIFICATION REQUIREMENTS
o SEC REQUIREMENT: The Funds are not "diversified" according to certain federal securities provisions regarding diversification of their assets. As a non-diversified investment company, a Fund may devote a larger portion of its assets to the securities of a single issuer than if it were diversified.

o IRS REQUIREMENT: Each Fund intends to comply with certain federal tax requirements regarding the diversification of its assets, which generally are less restrictive than the securities provisions. Generally, under these requirements, a Fund must invest at least 50% of its total assets so that no more than 5% of its total assets are invested in the securities of any one issuer at the time of purchase.

These diversification provisions and requirements are discussed in the SAI.

INVESTMENT PERFORMANCE

****Past performance does not guarantee future results. You may obtain the current 30-day yield by calling 800-539-FUND. Our Shareholder Servicing representatives are available from 8:00 a.m. to 8:00 p.m. Eastern Time Monday through Friday.****

Victory may advertise the performance of a Fund by comparing it to other mutual funds with similar objectives and policies. Performance information may also appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations. Performance information is contained in the annual and semi-annual reports. You may obtain a copy free of charge by calling 800-539-FUND.

The "30-day yield" is an "annualized" figure -- the amount you would earn if you stayed in a Fund for a year and the Fund continued to earn the same net interest income throughout that year. To calculate 30-day yield, a Fund's net investment income per share for the most recent 30 days is divided by the maximum offering price per share for Class A Shares.

To calculate "total return," a Fund starts with the total number of shares that you can buy for $1,000 at the beginning of the period. Then the Fund adds all dividends and distributions paid as if they were reinvested in additional shares. This takes into account the Fund's dividend distributions, if any. The total number of shares is multiplied by the net asset value on the last day of the period and the result is divided by the initial $1,000 investment to determine the percentage gain or loss. For periods of more than one year, the cumulative total return is adjusted to get an average annual total return.

o    YIELD is a measure of dividend income.

o TAX-EQUIVALENT YIELD shows the taxable income you would have to earn to obtain a yield equal to an investment in one of the Funds.

o AVERAGE ANNUAL TOTAL RETURN is a hypothetical measure of past dividend income plus capital appreciation. It is the sum of all of the parts of a Fund's investment return for periods greater than one year.

o    TOTAL RETURN is the sum of all parts of a Fund's investment return.

Whenever you see information on a Fund's performance, do not consider the past performance to be an indication of the performance you could expect by making an investment in a Fund today. The past is an imperfect guide to the future. History does not always repeat itself.

SHARE PRICE

Each Fund's share price, called its net asset value (NAV), is calculated each business day as of the close of regular trading on the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). Shares are purchased, exchanged, and redeemed at the next share price calculated after your investment is received and accepted. A business day is a day on which the New York Stock Exchange is open for trading or any day in which enough trading has occurred in the securities held by a Fund to affect the NAV materially. If your account is established with an Investment Professional or a bank, you may not be able to purchase or sell shares on other holidays when the Federal Reserve Bank of Cleveland is closed, but the New York Stock Exchange is open.

The NAV is calculated by adding up the total value of a Fund's investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund:

                                    Total Assets - Liabilities
                           NAV  = -------------------------------------
                                    Number of Shares Outstanding

Each Fund's net asset value may be found daily in The Wall Street Journal and other newspapers.

****The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the dollar amount and value of your investment.****

DIVIDENDS, DISTRIBUTIONS AND TAXES

****BUYING A DIVIDEND. You should check a Fund's distribution schedule before you invest. If you buy shares of a fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.****

As a shareholder, you are entitled to your share of net income and capital gains on a Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the net interest earned on investments after expenses. If a Fund makes a capital gain distribution, it is paid once a year. As with any investment, you should consider the tax consequences of an investment in a Fund.

Ordinarily, net income earned on securities owned by a Fund accrues daily and is paid monthly. The Funds pay any net capital gains realized as dividends at least annually. Distributions can be received in one of the following ways:

o    REINVESTMENT OPTION
     You can have distributions automatically reinvested in additional shares of a Fund. If you do not indicate another choice on your Account Application, this option will be assigned to you automatically.

o    CASH OPTION
     A check will be mailed to you no later than 7 days after the pay date.

o    INCOME EARNED OPTION
     Dividends can be automatically reinvested in a Fund in which you have invested and your capital gains can be paid in cash, or capital gains can be reinvested and dividends paid in cash.

o    DIRECTED DIVIDENDS OPTION
     You can have distributions automatically reinvested in shares of another fund of the Victory Group. If distributions from Class A Shares are reinvested in Class A Shares of another fund, you will not pay a sales charge on the reinvested distributions.

o    DIRECTED BANK ACCOUNT OPTION
     In most cases, you can have distributions automatically transferred to your bank checking or savings account. Under normal circumstances, dividends will be transferred within 7 days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.


****Your choice of distribution should be set up on the original Account Application. If you would like to change the option you presently use, please call the Transfer Agent at 800-539-FUND.****

IMPORTANT INFORMATION ABOUT TAXES

Each Fund intends to qualify as a regulated investment company, in which case it will pay no federal income tax on the earnings or capital gains it distributes to its shareholders.

o Certain dividends from a Fund will be "exempt-interest dividends," which are exempt from federal income tax. However, exempt-interest dividends are not necessarily exempt from state or local taxes.

o Ordinary dividends from a Fund, if taxable, are treated as ordinary income; dividends from a Fund's long-term capital gains are taxable as capital gain.

o Dividends are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. They may also be subject to state and local taxes.

o    Some dividends may be subject to the federal alternative minimum tax.

o Certain dividends paid to you in January will be taxable as if they had been paid to you in December of the previous year.

o Tax statements will be mailed from a Fund every January showing the amounts and tax status of distributions made to you.

o Certain dividends from the Funds will be exempt from certain state and local taxes specific to that state.

o Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

o You should review the more detailed discussion of federal income tax considerations in the SAI.

        ****THE TAX INFORMATION IN THIS PROSPECTUS IS PROVIDED AS GENERAL
              INFORMATION. YOU SHOULD CONSULT YOUR OWN TAX ADVISER
           ABOUT THE TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.****

                             INVESTING WITH VICTORY

****All you need to do to get started is to fill out an application.****

If you are looking for a convenient way to open an account, or to add money to an existing account, Victory can help. The sections that follow will serve as a guide to your investments with Victory. The following sections will describe how to access information on your account, how to open an account, and how to purchase, exchange, and redeem shares of a Fund. We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND. They will be happy to assist you.

The Funds in this prospectus offer only Class A Shares. Class A Shares have a front end sales charge of 5.75%.

CALCULATION OF SALES CHARGES
Shares are sold at their public offering price, which includes the initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to Investment Professionals are as follows:

-------------------------------------- -------------------------- ---------------------------- --------------------------
                                             SALES CHARGE                SALES CHARGE           DEALER REALLOWANCE AS A
YOUR INVESTMENT                           AS A PERCENTAGE OF          AS A PERCENTAGE OF             PERCENTAGE OF
                                            OFFERING PRICE              YOUR INVESTMENT           THE OFFERING PRICE
-------------------------------------- -------------------------- ---------------------------- --------------------------
Up to $50,000                                    5.75%                       6.10%                       5.00%
-------------------------------------- -------------------------- ---------------------------- --------------------------
$50,000 up to $100,000                           4.50%                       4.71%                       4.00%
-------------------------------------- -------------------------- ---------------------------- --------------------------


                                       16



-------------------------------------- -------------------------- ---------------------------- --------------------------
$100,000 up to $250,000                          3.50%                       3.63%                       3.00%
-------------------------------------- -------------------------- ---------------------------- --------------------------
$250,000 up to $500,000                          2.50%                       2.56%                       2.00%
-------------------------------------- -------------------------- ---------------------------- --------------------------
$500,000 up to $1,000,000                        2.00%                       2.04%                       1.75%
-------------------------------------- -------------------------- ---------------------------- --------------------------
$1,000,000 and above*                            0.00%                       0.00%                         *
-------------------------------------- -------------------------- ---------------------------- --------------------------

*There is no initial sales charge on purchases of $1 million or more. However, you will pay a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price if you redeem your shares in the first year after purchase, or at
 .50% within two years of the purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is
lower.   There  will  be  no  CDSC  on  reinvested   distributions.   Investment
Professionals may be paid at a rate of up to 1.00% of the purchase price.

The Distributor reserves the right to pay the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under federal securities laws.


****There are several ways you can combine multiple purchases in the Victory Funds and take advantage of reduced sales charges.****

SALES CHARGE REDUCTIONS AND WAIVERS FOR CLASS A SHARES: You may qualify for reduced sales charges in the following cases:
1. A Letter of Intent lets you purchase Class A Shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of 5% of the total amount.

2. Rights of Accumulation allow you to add the value of any Class A Shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge at the time of purchase.

3. You can combine Class A Shares of multiple Victory Funds (excluding money market funds) for purposes of calculating the sales charge. The combination privilege also allows you to combine the total investments from the accounts of household members of your immediate family (spouse and children under the age of 21) for a reduced sales charge at the time of purchase.

4.   Waivers for certain investors:

     a) Current and retired Fund Trustees, directors, trustees, employees, and family members of employees of KeyCorp or "Affiliated Providers,"* dealers who have an agreement with the Distributor, and any trade organization to which the Adviser or the Administrator belong.

     b) Investors who purchase shares for trust or other advisory accounts established with KeyCorp or its affiliates.

     c) Investors who reinvest a distribution from a deferred compensation plan, agency, trust, or custody account that was maintained by KeyBank National Association and its affiliates, the Victory Group, or who invested in a fund of the Victory Group.

     d) Investors who reinvest shares from another mutual fund complex or the Victory Group within 90 days after redemption, if they paid a sales charge for those shares.

     e)   Investment   Professionals  who  purchase  Fund  shares  in  fee-based
          investment products or accounts, selling brokers and their sales representatives.

*Affiliated Providers are affiliates and subsidiaries of KeyCorp, and any organizations that provide services to the Victory Group.

                             HOW TO PURCHASE SHARES

****All you need to do to get started is to fill out an application.****

Shares can be purchased in a number of different ways. The minimum initial investment is $500 ($250 for Individual Retirement Accounts) and $25 thereafter. If you purchase shares through an Investment Professional you may be subject to different minimums. You can send in your investment by check, wire transfer, exchange from another fund of the Victory Group, or through arrangements with your Investment Professional. An Investment Professional is a salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Sometimes they will charge you for these services. Their fee will be in addition to, and unrelated to, the fees and expenses charged by a Fund. If your investment is received and accepted by 4:00 p.m. Eastern Time, your purchase will be processed the same day.

MAKE YOUR CHECK PAYABLE TO:
The Victory Funds

Keep the following addresses handy for purchases, exchanges, or redemptions:

REGULAR U.S. MAIL ADDRESS:
Send a completed Account Application with your check, bank draft, or money order to:

         The Victory Funds
         P.O. Box 8527
         Boston MA  02266-8527

OVERNIGHT MAIL ADDRESS:
Use the following address ONLY for overnight packages.

         The Victory Funds
         c/o Boston Financial Data Services
         Two Heritage Drive
         Quincy, MA  02171
         PHONE:  800-539-FUND

WIRE ADDRESS:
The Transfer Agent does not charge a wire fee, but your originating bank may charge a fee. Always call the Transfer Agent at 800-539-FUND BEFORE wiring funds to obtain a confirmation number.

         State Street Bank and Trust Co.
         ABA #011000028

         For Credit to DDA Account #9905-201-1

         For Further Credit to Account # (insert account number, name, and confirmation number assigned by the Transfer Agent)

      TELEPHONE NUMBER:
         800-539-FUND
         800-539-3863

         FAX NUMBER:
         800-529-2244
         TELECOMMUNICATION DEVICE FOR THE DEAF (TDD):
         800-970-5296

ACH. After your account is set up, your purchase amount can be transferred by Automated Clearing House (ACH). Only domestic member banks may be used. It takes about 15 days to set up the ACH account. Currently, the Funds do not charge a fee for ACH transfers.

STATEMENTS AND REPORTS. You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, account activity will be detailed in his or her statements to you. Share certificates are not issued. Twice a year, you will receive the financial reports of the Funds. By January 31 of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

SYSTEMATIC INVESTMENT PLAN. To enroll in the Systematic Investment Plan, you should check this box on the Account Application. We will need your bank information and the amount and frequency of your investment. You can select monthly, quarterly, semi-annual, or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement of $500, then we will make automatic withdrawals of the amount you indicate ($25 or more) from your bank account and invest it in shares of a Fund.

RETIREMENT PLANS. You can use the Funds as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation. Generally, funds that pay tax-free income are not appropriate investments for retirement plans.

****If you would like to make additional investments after your account is already established, use the Investment Stub attached to your statement and send it with your check to the address indicated.****

All purchases must be made in U.S. Dollars and drawn on U.S. banks. The Transfer Agent may reject any purchase order, in its sole discretion. If your check is returned for any reason, you may be charged for any resulting fees and/or losses. Third party checks will not be accepted. You may only invest or exchange into fund shares legally available in your state. If your account falls below $500, we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

                             HOW TO EXCHANGE SHARES

An exchange is the selling of shares of one fund of the Victory Group to purchase shares of another. You may exchange shares of one Victory fund for shares of the same class of any other, generally without paying any additional sales charges.

You can exchange shares of the Fund by writing or calling the Transfer Agent at 800-539-FUND. When you exchange shares of the Fund, you should keep the following in mind:

o Shares of the fund selected for exchange must be available for sale in your state of residence.

o The Fund whose shares you would like to exchange and the fund whose shares you want to buy must offer the exchange privilege.

o Shares of a Fund may be exchanged at relative net asset value. This means that if you own Class A Shares of the Fund, you can only exchange them for Class A Shares of another fund and not pay a sales charge.

o You must meet the minimum purchase requirements for the fund you purchase by exchange.

o The registration and tax identification numbers of the two accounts must be identical.

o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares on any business day.

o Before exchanging, read the prospectus of the fund you wish to purchase by exchange.

****You can obtain a list of funds available for exchange by calling the Transfer Agent at 800-539-FUND.****

                              HOW TO REDEEM SHARES

****There are a number of convenient ways to redeem shares of a Fund. You can use the same mailing addresses listed for purchases. You will earn dividends up to the date your redemption request is processed.****

If your request is received and accepted by 4:00 p.m. Eastern Time, your redemption will be processed the same day.

BY TELEPHONE. The easiest way to redeem shares is by calling 800-539-FUND. When you fill out your original application, be sure to check the box marked "Telephone Authorization." Then when your are ready to redeem, call us and tell us which one of the following options you would like to use:
o    Mail a check to the address of record;

o    Wire funds to a domestic financial institution;

o    Mail to a previously designated alternate address; or

o    Electronically transfer the funds via ACH.

All telephone calls are recorded for your protection and measures are taken to verify the identity of the caller. If we properly act on telephone instructions and follow reasonable procedures to ensure against unauthorized transactions, neither Victory nor its servicing agents, the Adviser, nor the Transfer Agent will be responsible for any losses. If these procedures are not followed, the Transfer Agent may be liable to you for losses resulting from unauthorized instructions.

If there is an unusual amount of market activity and you cannot reach the Transfer Agent by telephone, consider placing your order by mail.

BY MAIL. Use the Regular U.S. Mail or Overnight Mail Address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. All account owners must sign. A signature guarantee is required for the following redemption requests:

o    Redemptions over $10,000;

o    Your account registration has changed within the last 15 days;

o    The check is not being mailed to the address on your account;

o    The check is not being made payable to the owner of the account; or

o If the redemption proceeds are being transferred to another Victory Group account with a different registration.

A signature guarantee can be obtained from a financial institution such as a bank, broker-dealer, credit union, clearing agency, or savings association.

BY WIRE. If you want to redeem funds by wire, you must establish a Fund account which will accommodate wire transactions. If you call by 4:00 p.m. Eastern Time, your funds will be wired on the next business day.

BY ACH. Normally, your redemption will be processed on the same day or the next day if received after 4:00 p.m. Eastern Time. It will be transferred by ACH as long as the transfer is to a domestic bank.

Under certain emergency circumstances, the right of redemption may be suspended. Redemption proceeds from the sale of shares purchased by a check may be held until the purchase check has cleared. If you request a complete redemption, any dividends accrued will be included with the redemption proceeds.

SYSTEMATIC WITHDRAWAL PLAN. If you check this box on the Account Application, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more to start withdrawals. You must send us a voided personal check to activate this feature. You should be aware that your account eventually may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below $500, we may ask you to bring the account back to the $500 minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.


                    ORGANIZATION AND MANAGEMENT OF THE FUNDS

****We want you to know who plays what role in your investment and how they are related. This section discusses the organizations employed by the Funds to service their shareholders. They are paid a fee for their services.****

ABOUT VICTORY:
Each Fund is a member of the Victory Funds, a family of 37 distinct investment portfolios organized as a Delaware business trust. Some of the Victory Funds have been operating since 1983.

The Board of Trustees of Victory has the overall responsibility for the management of the Funds. They are elected by the shareholders.

****The Funds are supervised by the Board of Trustees, who monitors the services provided to investors.****

THE INVESTMENT ADVISER:
One of a Fund's most important contracts is its Advisory Agreement with KAM, a New York corporation registered as an investment adviser with the SEC. KAM is a subsidiary of KeyBank

National Association, a wholly-owned subsidiary of KeyCorp. The Adviser and its affiliates manage approximately $60 billion for a limited number of individual and institutional clients.

The Advisory Agreement allows the Adviser to hire employees of its affiliates to manage the Funds. It also allows KAM to choose brokers or dealers to handle the purchases and sales of a Funds' securities. Subject to Board approval, Key Investments, Inc. (KII) and/or Key Clearing Corporation (KCC) may act as clearing broker for the Funds' securities transactions in accordance with procedures adopted by the Funds and receive commissions or fees in connection with their services to the Funds. Both KII and KCC are wholly-owned indirect subsidiaries of KeyCorp and are affiliates of the Adviser. KAM will be paid a monthly advisory fee at an annual rate based on the average daily net assets of each Fund as follows:

       National Municipal Bond Fund (Short-Intermediate)             0.55%
       National Municipal Bond Fund (Long)                           0.60%

                             MANAGEMENT OF THE FUNDS

                -------------------------------------------------

                                    TRUSTEES

                        Supervise each Fund's activities.

                -------------------------------------------------

                -------------------------------------------------
                               INVESTMENT ADVISER
                                       KAM
                                127 Public Square
                               Cleveland, OH 44114

                        Manages each Fund's business and
                             investment activities.
                -------------------------------------------------

THE ADMINISTRATOR, DISTRIBUTOR, AND FUND ACCOUNTANT:
BISYS Fund Services is the Administrator and Distributor. Each Fund pays BISYS a fee as the Administrator at the following annual rate based on the Fund's average daily net assets:

o    .15% for portfolio assets of $300 million and less,
o    .12% for the next $300 million  through  $600 million of portfolio  assets;
     and
o    .10% for portfolio assets greater than $600 million.

Under a Sub-Administration Agreement, BISYS pays KAM a fee at the annual rate of up to .05% of each Fund's average daily net assets to perform some of the administrative duties for the Funds. The Funds do not pay BISYS a fee for its services as Distributor, although BISYS receives the sales charge. Each Fund pays BISYS Fund Services Ohio, Inc. a fee for serving as the Fund's Accountant.

As permitted under current rules and regulations, the Distributor may provide sales support, including cash or other compensation to dealers for selling shares of a Fund. Payments may be in the form of trips, tickets, and/or merchandise offered through sales contests. It does this at its own expense and not at the expense of a Fund or its shareholders.

SHAREHOLDER SERVICING PLAN:

The Funds have adopted a Shareholder Servicing Plan. A shareholder servicing agent performs a number of services for their customers who are shareholders of the Funds. It establishes and maintains accounts and records, processes dividend and distribution payments, arranges for bank wires, assists in transactions, and changes account information. For these services a Fund pays a fee at an annual rate of up to .25% of the average daily net assets of the shares serviced by the agent. The Funds may enter into agreements with various shareholder servicing agents, including KeyBank National Association and its affiliates, other financial institutions, and securities brokers. The Funds may pay a servicing fee to broker-dealers and others who sponsor "no transaction fee" or similar programs for the purchase of shares. Shareholder servicing agents may waive all or a portion of their fee periodically.

DISTRIBUTION PLAN:

According to Rule 12b-1 under the Investment Company Act of 1940, as amended, Victory has adopted a Distribution and Service Plan for the Funds. The Funds do not currently pay expenses under this plan.

INDEPENDENT ACCOUNTANTS:
Coopers & Lybrand L.L.P. serves as independent accountants to the Funds.

LEGAL COUNSEL:
Kramer, Levin, Naftalis & Frankel serves as legal counsel to the Funds.

                  OTHER COMPANIES THAT PROVIDE SERVICES TO THE
                                      FUNDS

                             ----------------------
                                  SHAREHOLDERS
                             ----------------------

                             ----------------------

                 ----------------------------------------------
                          FINANCIAL SERVICES FIRMS AND
                         THEIR INVESTMENT PROFESSIONALS

                         Advise current and prospective
                     shareholders on their Fund investments.
                 ----------------------------------------------

                 ----------------------------------------------
                         TRANSFER AGENT/SERVICING AGENT
                       State Street Bank and Trust Company
                               225 Franklin Street
                                Boston, MA 02110

                         Boston Financial Data Services
                               Two Heritage Drive
                                Quincy, MA 02171

                     Handles services such as recordkeeping,
                        statements, processing of buy and
                    sell requests, distribution of dividends,
                    and servicing of shareholders' accounts.
                 ----------------------------------------------

--------------------------------------------------------------------------------
    DISTRIBUTOR AND
     ADMINISTRATOR                                     FUND ACCOUNTANT
BISYS Fund Services, Inc.                         BISYS Fund Services Ohio, Inc.
    3435 Stelzer Road                                  3435 Stelzer Road
   Columbus, OH 43219                                  Columbus, OH 43219

As Distributor,  markets the Funds and       Calculates the value of Fund shares
distributes shares through Investment        and keeps certain Fund records.
Professionals. As Administrator, handles
the day-to-day operations of the Funds.
--------------------------------------------------------------------------------

       SUB-ADMINISTRATOR                                    CUSTODIAN
   Key Asset Management Inc.                     Key Trust Company of Ohio, N.A.
       127 Public Square                                127 Public Square
      Cleveland, OH 44114                              Cleveland, OH 44114

Handles some day-to-day                   Provides for safekeeping of the Funds'
operations of the Funds.                    investments and cash, and settles
                                                 trades made by the Funds.
--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

****Some additional information you should know about the Funds.****

SHARE CLASSES
The Funds offer only the classes of shares described in this prospectus, but at some future date, the Funds may offer additional classes of shares through a separate prospectus. The Funds are the successor to the following Key Trust funds:

Key  Trust  Short-Term  Tax-Free  Fund  -  The  National  Municipal  Bond  Fund
                                           (Short-Intermediate)
Key Trust Tax-Free Fund                 -  The National Municipal Bond Fund
                                           (Long)
YOUR RIGHTS AS A SHAREHOLDER. All shareholders of each class have equal voting, liquidation, and other rights. As a shareholder of a Fund, you have rights and privileges similar to those enjoyed by other corporate shareholders. Delaware Trust law limits the liability of shareholders.

If any matters are to be voted on by shareholders (such as a change in a fundamental investment objective or the election of trustees), each share outstanding at that point would be entitled to one vote. If you have a qualified trust account, the trustee will vote your shares on your behalf or in the same percentage voted on shares that are not held in trust. Shareholders with more than 10% of the outstanding shares of the Fund, may call a special meeting for removal of a Trustee. Normally, Victory is not required to hold annual meetings of shareholders. However, shareholders may request one under certain circumstances, as described in the SAI.

CODE OF ETHICS. Victory and the Adviser have each adopted a Code of Ethics to which all investment personnel and all other access persons to the Fund must conform. Investment personnel must refrain from certain trading practices and are required to report certain personal investment activities. Violations of the Code of Ethics can result in penalties, suspension, or termination of employment.

BANKING LAWS. Banking laws, including the Glass-Steagall Act, prevent a bank holding company or its affiliates from sponsoring, organizing, or controlling a registered, open-end investment company. However, bank holding company subsidiaries may act as investment adviser, transfer agent, custodian or shareholder servicing agent. They also may purchase shares of such a company for their customers and pay third parties for performing these functions for their customers. Should these laws ever change in the future, the Trustees would consider selecting another qualified firm so that all services would continue.

SHAREHOLDER COMMUNICATIONS. You will receive unaudited Semi-Annual Reports and audited Annual Reports on a regular basis from each Fund. In addition, you also may receive updated prospectuses or supplements to this prospectus. In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Fund will send only one copy of the above communications.

****If you would like to receive additional copies of any materials, please call the Funds at 800-539-FUND.****

The securities described in this prospectus and the SAI are not offered in any state in which they may not lawfully be sold. No sales representative, dealer or other person is authorized to give any information or make any representation other than those contained in this prospectus and the SAI.

                    OTHER SECURITIES AND INVESTMENT PRACTICES

The following table lists some of the types of securities each of the Funds may choose to purchase under normal market conditions. The majority of the portfolio for each of the Funds is made up of general obligation bonds and revenue bonds. However, the Funds also are permitted to invest in the securities shown in the table below and in the SAI.

% Percentage of TOTAL assets
#  No limitation of usage; Fund may be using currently.
O Indicates a "derivative security," whose value is linked to, or derived from another security, instrument or index.

---------------------------------------------------------------------------------------------------------------------------
                                                                                    NATIONAL MUNICIPAL
                                                                                         BOND FUND           NATIONAL
                           LIST OF ALLOWABLE INVESTMENTS                            (SHORT-INTERMEDIATE)  MUNICIPAL BOND
                             AND INVESTMENT PRACTICES                                                      FUND (LONG)
---------------------------------------------------------------------------------------------------------------------------
REVENUE  BONDS.  Payable  only from the  proceeds  of a  specific  revenue                   #                  #
source, such as the users of a municipal facility.
---------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS.  Secured by the issuer's full faith, credit, and                   #                  #
taxing power for payment of interest and principal.
---------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED-DELIVERY  SECURITIES. A security that is purchased                33-1/3%            33-1/3%
for delivery at a later time.  The market  value may change  before the delivery date, and the value is included in the NAV of the Fund.
---------------------------------------------------------------------------------------------------------------------------
ZERO COUPON BONDS.  These  securities are purchased at a discount from the
face  value.  The face value is  received  at  maturity,  with no interest                   #                  #
payments  before  then.  These may be subject  to  greater  risks of price fluctuation.
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY  SECURITIES.  Shares of other mutual funds with similar
investment  objectives.  The following limitations apply: (1) No more than                  5%                  5%
5% of the Fund's total  assets may be invested in one mutual  fund,  (2) a                  3%                  3%
Fund and its  affiliates may not own more than 3% of the securities of any                  10%                10%
one  mutual  fund,  and (3) no more than 10% of the Fund's  total  assets may be invested in combined mutual fund holdings.
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL  LEASE  OBLIGATIONS.  Issued  to  acquire  land,  equipment,  or
facilities.  They may become  taxable if the lease is assigned.  The lease                  30%                30%
could terminate, resulting in default.
---------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION.  A certificate that states that an investor                  20%                20%
will receive a portion of the lease payments from a municipality.
---------------------------------------------------------------------------------------------------------------------------
REFUNDING  CONTRACTS.  Issued to refinance an issuer's debt. The Fund buys
these at a stated price for a future settlement date.                                        #                  #
---------------------------------------------------------------------------------------------------------------------------
TAX, REVENUE AND BOND ANTICIPATION  NOTES. Issued in expectation of future                   #                  #
revenues.
---------------------------------------------------------------------------------------------------------------------------
LOWER-RATED  MUNICIPAL  SECURITIES.  Municipal  securities  that have been                  5%                  5%
down-graded to below investment grade.
---------------------------------------------------------------------------------------------------------------------------
U.S.  GOVERNMENT  SECURITIES.  Securities issued or guaranteed by the U.S.
Government,   its   agencies   or   instrumentalities.   Some  are  direct                  20%                20%
obligations of the U.S. Treasury;  others are obligations only of the U.S.
agency.
---------------------------------------------------------------------------------------------------------------------------
O VARIABLE & FLOATING RATE SECURITIES.  Investment grade instruments, some
of which may be derivatives  and illiquid,  with interest rates that reset                   #                  #
periodically.
---------------------------------------------------------------------------------------------------------------------------


                                       27



---------------------------------------------------------------------------------------------------------------------------
                                                                                    NATIONAL MUNICIPAL
                                                                                         BOND FUND           NATIONAL
                           LIST OF ALLOWABLE INVESTMENTS                            (SHORT-INTERMEDIATE)  MUNICIPAL BOND
                             AND INVESTMENT PRACTICES                                                      FUND (LONG)
---------------------------------------------------------------------------------------------------------------------------
ASSET  BACKED  SECURITIES.  Debt  securities  backed by loans or  accounts
receivable  originated  by banks,  credit  card  companies,  student  loan                  35%                35%
issuers,  or other providers of credit.  These  securities may be enhanced by a bank letter of credit or by  insurance  coverage  provided by a third party.
---------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES,  TAX-EXEMPT. Tax-exempt investments secured by                  35%                35%
a mortgage or pools of mortgages.
---------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED  MORTGAGE  OBLIGATIONS,  TAX-EXEMPT.  Debt obligations that
are  secured  by  mortgage-backed  certificates.  Some are  issued by U.S.                  25%                25%
government agencies and instrumentalities.
---------------------------------------------------------------------------------------------------------------------------
RESOURCE RECOVERY BONDS.  Issued to build  waste-to-energy  facilities and                   #                  #
equipment.
---------------------------------------------------------------------------------------------------------------------------
TAX PREFERENCE  ITEMS.  Tax-exempt  obligations that pay interest which is
subject to the federal "alternative minimum tax.                                            20%                20%
---------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL  DEVELOPMENT BONDS AND PRIVATE ACTIVITY BONDS. Secured by lease
payments  made by a  corporation,  these  bonds are issued  for  financing                  25%                25%
large industrial projects; i.e., building industrial parks or factories.
---------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER.  Short-term  obligations that are exempt from                   #                  #
state and federal income tax.
---------------------------------------------------------------------------------------------------------------------------
O FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS.  Contracts involving           5% in margins or    5% in margins or
the right or  obligation to deliver or receive  assets or money  depending           premiums; 33-1/3%  premiums; 33-1/3%
on the  performance  of one or  more  assets  or a  securities  index.  To          subject to futures      subject to
reduce the  effects  of  leverage,  liquid  assets  equal to the  contract             or options on        futures or
commitment  are set aside to cover  the  commitment  limit.  The Funds may                futures       options on futures
invest in futures in an effort to hedge  against  market risk or  interest rate risk.
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS.  The purchase of a security that must later be sold
back  to  the  seller  at the  same  price  plus  interest.  The  seller's                  20%                20%
obligation is secured by collateral.
---------------------------------------------------------------------------------------------------------------------------
DEMAND  FEATURES,  OR "PUTS."  Contract  for the right to sell or redeem a
security  at a  predetermined  price on or before a stated  date.  Usually                   #                  #
the  issuer  may  obtain a  stand-by  or  direct  pay  letter of credit or guarantee from banks as backup.
---------------------------------------------------------------------------------------------------------------------------
TAXABLE OBLIGATIONS.  Only used for temporary  investments.  Fund does not                  20%                20%
intend to use.
---------------------------------------------------------------------------------------------------------------------------
ILLIQUID  SECURITIES.  Investments  that  cannot  be sold  readily  within                15% of              15% of
seven days in the usual course of business at  approximately  the price at              net assets          net assets
which a Fund values them.
---------------------------------------------------------------------------------------------------------------------------
RESTRICTED  SECURITIES.  Securities that are not registered  under federal
securities  laws but  that may be  traded  among  qualified  institutional                   #                  #
investors and the Fund.  Some of these securities may be illiquid.
---------------------------------------------------------------------------------------------------------------------------
BORROWING,  REVERSE  REPURCHASE  AGREEMENTS.  The  borrowing of money from                  5%                  5%
banks (up to 5% of total assets) or through reverse repurchase  agreements                33 1/3%            33 1/3%
(up to 33 1/3% of total  assets).  The  Funds  will not use  borrowing  to create leverage.
---------------------------------------------------------------------------------------------------------------------------


                                       28




---------------------------------------------------------------------------------------------------------------------------
                                                                                    NATIONAL MUNICIPAL
                                                                                         BOND FUND           NATIONAL
                           LIST OF ALLOWABLE INVESTMENTS                            (SHORT-INTERMEDIATE)  MUNICIPAL BOND
                             AND INVESTMENT PRACTICES                                                      FUND (LONG)
---------------------------------------------------------------------------------------------------------------------------
DOLLAR WEIGHTED  EFFECTIVE AVERAGE  MATURITY.  Based on the value at the time of
purchase of a Fund's  investments in securities  with different  maturity dates.          1 to 5            10 or more
This measures the sensitivity of a debt security's  value to changes in interest           Years              Years
rates.  Longer term debt  securities  are more  volatile  than shorter term debt securities  because  their prices are more  sensitive to interest  rate changes.
Therefore,  the NAV of a fund with a longer dollar  weighted  effective  average maturity may fluctuate more.
---------------------------------------------------------------------------------------------------------------------------

Each Fund may also hold up to 100% of its total assets in cash or short-term money market instruments or taxable short-term obligations for temporary defensive purposes or cash management. For more information on ratings and detailed descriptions of each of the above instrument vehicles, see the SAI.

   The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange
              Commission is effective. This statement of additional
            information is not an offer to sell these securities and
               is not solicitng an offer to buy these securities
                    in any state where the offer or sale is
                                 not permitted.



                       STATEMENT OF ADDITIONAL INFORMATION


                             THE VICTORY PORTFOLIOS

          The Victory National Municipal Bond Fund (Short-Intermediate)
                 The Victory National Municipal Bond Fund (Long)






                               September 15, 1998

This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the combined prospectus of The Victory National Municipal Bond Fund (Short-Intermediate) and The Victory National Municipal Bond Fund (Long) (the "Prospectus"), each dated September 15, 1998, as amended or supplemented from time to time. This SAI is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing The Victory Portfolios at P.O. Box 8527, Boston, MA 02266-8527, or by calling toll free 800-539-FUND or 800-539-3863.

INVESTMENT ADVISER AND SUB-ADMINISTRATOR Key Asset Management Inc.

ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services

TRANSFER AGENT
State Street Bank and Trust Company

DIVIDEND DISBURSING AGENT
AND SERVICING AGENT
Boston Financial Data Services, Inc.

CUSTODIAN
Key Trust Company of Ohio, N.A.

INDEPENDENT ACCOUNTANTS Coopers & Lybrand L.L.P.

COUNSEL
Kramer, Levin, Naftalis & Frankel

Table of Contents

INVESTMENT OBJECTIVES AND INVESTMENT POLICIES AND LIMITATIONS................

FUNDAMENTAL RESTRICTIONS OF THE FUNDS........................................
NON-FUNDAMENTAL RESTRICTIONS OF THE FUNDS....................................
INSTRUMENTS IN WHICH THE FUNDS CAN INVEST....................................
         Municipal Securities................................................
         Tax-Exempt Obligations..............................................
         Municipal Lease Obligations.........................................
         Lower-Rated Municipal Securities....................................
         Federally Taxable Obligations.......................................
         Refunded Municipal Bonds............................................
         Short-Term Obligations..............................................
         Demand Features.....................................................
         Bankers' Acceptances................................................
         Certificates of Deposit.............................................
         Commercial Paper....................................................
         Repurchase Agreements...............................................
         Reverse Repurchase Agreements.......................................
         Short-Term Funding Agreements.......................................
         Variable Amount Master Demand Notes.................................
         Variable Rate Demand Notes..........................................
         Variable and Floating Rate Notes....................................
         Extendible Debt Securities..........................................
         Receipts............................................................
         Zero-Coupon Bonds...................................................
         Loans and Other Direct Debt Instruments.............................
         Securities of Other Investment Companies............................
         U.S. Government Obligations.........................................
         When-Issued Securities..............................................
         Delayed-Delivery Transactions.......................................
         Mortgage-Backed Securities..........................................
                  In General.................................................
                  U.S. Government Mortgage-Backed Securities.................
                  GNMA Certificates..........................................
                  FHLMC Securities...........................................
                  FNMA Securities............................................
                  Collateralized Mortgage Obligations........................
                  Non-Government Mortgage-Backed Securities..................
         Asset-Backed Securities.............................................
         Futures and Options.................................................
                  Futures Contracts..........................................
                  Restrictions on the Use of Futures Contracts...............
                  Risk Factors in Futures Transactions.......................
                  Options....................................................
         Illiquid Investments................................................
         Short Sales Against the Box.........................................
         Restricted Securities...............................................
         Investment-Grade and High Quality Securities........................
         Participation Interests.............................................
         Refunding Contracts.................................................
         Standby Commitments.................................................

VALUATION OF PORTFOLIO SECURITIES............................................

PERFORMANCE OF THE FUNDS.....................................................

ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION....................

DIVIDENDS AND DISTRIBUTIONS..................................................

TAXES    ....................................................................

TRUSTEES AND OFFICERS........................................................

ADVISORY AND OTHER CONTRACTS.................................................

ADDITIONAL INFORMATION.......................................................

APPENDIX.....................................................................

                       STATEMENT OF ADDITIONAL INFORMATION



The Victory Portfolios (the "Trust") is an open-end management investment company. The Trust consists of 36 series (each a "Fund," and collectively, the "Funds") of units of beneficial interest ("shares"). The outstanding shares represent interests in the 36 separate investment portfolios. This SAI relates to the shares of two of the 36 Funds and are listed below. Much of the information contained in this SAI expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Prospectus.

THE VICTORY PORTFOLIOS:

The Victory National Municipal Bond Fund (Short-Intermediate) (the "Short Intermediate Fund")

The Victory National Municipal Bond Fund (Long) (the "Long Fund")

INVESTMENT OBJECTIVES AND INVESTMENT POLICIES AND LIMITATIONS

Each Fund's investment objective is fundamental and may not be changed without a vote of the holders of a majority of the Fund's outstanding voting securities. There can be no assurance that a Fund will achieve its investment objective.

ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS.

The following policies and limitations supplement the Funds' investment policies set forth in the Prospectus. The Funds' investments in the following securities and other financial instruments are subject to the other investment policies and limitations described in the Prospectus and this SAI.

Each Fund is classified as "non-diversified," i.e., a Fund may invest more than 5% of its total assets in any one issuer of the securities or financial instruments described below.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the Investment Company Act of 1940, as amended (the "1940 Act")). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and limitations. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

The investment policies of a Fund may be changed without an affirmative vote of the holders of a majority of that Fund's outstanding voting securities unless
(1) a policy expressly is deemed to be a fundamental policy of the Fund or (2) a policy expressly is deemed to be changeable only by such majority vote. A Fund may, following notice to its shareholders, take advantage of other investment practices which presently are not contemplated for use by the Fund or which currently are not available but which may be developed to the extent such investment practices are both consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described in a Fund's Prospectus.

The following sections list each Fund's investment policies, limitations, and restrictions. The securities in which the Funds can invest and the risks associated with these securities are discussed in the section "Instruments in Which the Funds Can Invest."

DEFINED TERMS. All capitalized terms listed in a Fund's Investment Policies and Limitations section referring to permissible investments are described in the section "Instruments in Which the Funds Can Invest."

The following terms are used throughout the Investment Objective and Investment Policies and Limitations sections:
         S&P:  Standard & Poor's Ratings Services
         Moody's:  Moody's Investors Service, Inc.
         Fitch:  Fitch Investors Service, Inc.
         NRSRO:  Nationally recognized statistical rating organization

FUNDAMENTAL RESTRICTIONS OF THE FUNDS

1.  SENIOR SECURITIES

The Funds may not:

Issue any senior security (as defined in the 1940 Act), except that (a) each Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) each Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, the Fund may borrow money as authorized by the 1940 Act.

2.  UNDERWRITING

The Funds may not:

Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), in the disposition of restricted securities.

3.  BORROWING

The Funds may not:

Borrow money, except that (a) each Fund may enter into commitments to purchase securities and instruments in accordance with its investment program, including delayed-delivery and when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3 % of the Fund's total assets; and (b) each Fund may borrow money in an amount not exceeding 33 1/3% of the value of its total assets at the time when the loan is made.

4.  REAL ESTATE

The Funds may not:

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by the Funds in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

5.  COMMODITIES

The Funds may not:

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.)

6.  CONCENTRATION

Each Fund may not:

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry; provided that this limitation shall not apply to Municipal Securities or governmental guarantees of Municipal Securities; but for these purposes only, industrial development bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities. In the utilities category, the industry shall be determined according to the service provided. For example, gas, electric, water, and telephone will be considered as separate industries.

NON-FUNDAMENTAL RESTRICTIONS OF THE FUNDS

1.  ILLIQUID SECURITIES

Each Fund:

Will not invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which the Fund has valued them. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of, or securities otherwise subject to restrictions or limitations on resale under, the Securities Act ("Restricted Securities") shall not be deemed illiquid solely by reason of being unregistered. Key Asset Management Inc. ("KAM" or the "Adviser") determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

2.  SHORT SALES AND PURCHASES ON MARGIN

The Funds:

Will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of a Fund.

3.  OTHER INVESTMENT COMPANIES

Each Fund:

May invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Trust from the Securities and Exchange Commission (the "SEC"), the Funds may invest in money market funds of the Trust. The Adviser will waive the portion of its fee attributable to the assets of each Fund invested in such money market funds to the extent required by the laws of any jurisdiction in which shares of the Funds are registered for sale.

The Funds may not:

Purchase the securities of any registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act, which permits operation as a "fund of funds."

4.  MISCELLANEOUS

a.  INVESTMENT GRADE OBLIGATIONS

Each Fund may not:

Hold more than 5% of its total assets in securities that have been downgraded below investment grade.

INSTRUMENTS IN WHICH THE FUNDS CAN INVEST

The instruments in which the Funds can invest, according to their investment policies and limitations are described below.

The following paragraphs provide a brief description of some of the types of securities in which the Funds may invest in accordance with their investment objective, policies, and limitations, including certain transactions the Funds may make and strategies they may adopt. The following also contains a brief description of certain risk factors. The Funds may, following notice to their shareholders, take advantage of other investment practices which presently are not contemplated for use by the Funds or which currently are not available but which may be developed, to the extent such investment practices are both consistent with a Fund's investment objective and are legally permissible for the Fund. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described in the Prospectus and this SAI.

MUNICIPAL SECURITIES. Municipal Securities are obligations, typically bonds and notes, issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities, and instrumentalities, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is both exempt from federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

Generally, Municipal Securities are issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Municipal Securities may include fixed, variable, or floating rate obligations. Municipal Securities may be purchased on a when-issued or delayed-delivery basis (including refunding contracts).

The two principal categories of Municipal Securities are "general obligation" issues and "revenue" issues. Other categories of Municipal Securities are "moral obligation" issues, private activity bonds, and industrial development bonds.

The prices and yields on Municipal Securities are subject to change from time to time and depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entities whose financial resources are supporting the Municipal Security), general conditions in the market for tax-exempt obligations, the size of a particular offering, the maturity of the obligation, and the rating(s) of the issue. There are variations in the quality of Municipal Securities, both within a particular category of Municipal Securities and between categories. Current information about the financial condition of an issuer of tax-exempt bonds or notes usually is not as extensive as that which is made available by corporations whose securities are publicly traded.

The term Municipal Securities, as used in this SAI, includes private activity bonds and industrial development bonds issued by or on behalf of public authorities to finance various privately-operated facilities if the interest paid thereon is both exempt from federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax. The term Municipal Securities also includes short-term instruments issued in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues, such as short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes, and other forms of short-term tax-exempt loans. Additionally, the term Municipal Securities includes project notes, which are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development.

An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code. Congress or state legislatures may enact laws extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions. There is also the possibility that, as a result of litigation or other conditions, the power or ability of certain issuers to meet their obligations to pay interest on and principal of their tax-exempt bonds or notes may be materially impaired or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may, from time to time, have the effect of introducing uncertainties in the market for tax-exempt obligations or certain segments thereof, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal, or political developments might affect all or a substantial portion of the Fund's tax-exempt bonds and notes in the same manner.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax-exempt bonds, and similar proposals may be introduced in the future. The U.S. Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of such proposals could have on the availability of tax-exempt bonds for investment by the Fund and the value of its portfolio. Proposals also may be introduced before state legislatures that would affect the state tax treatment of Municipal Securities. If such proposals were enacted, the availability of Municipal Securities and their value would be affected.

The Internal Revenue Code of 1986, as amended (the "Code"), imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebate to the United States of America. Failure by the issuer to comply with certain of these requirements subsequent to the issuance of tax-exempt bonds could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

General obligation issues are backed by the full taxing power of a state or municipality and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Revenue issues or special obligation issues are backed only by the revenues from a specific tax, project, or facility. "Moral obligation" issues are normally issued by special purpose authorities.

Private activity bonds and industrial development bonds generally are revenue bonds and not payable from the resources or unrestricted revenues of the issuer. The credit and quality of industrial development revenue bonds is usually directly related to the credit of the corporate user of the facilities. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

Private activity bonds, as discussed above, may constitute Municipal Securities depending on their tax treatment. The source of payment and security for such bonds is the financial resources of the private entity involved; the full faith and credit and the taxing power of the issuer normally will not be pledged. The payment obligations of the private entity also will be subject to bankruptcy as well as other exceptions similar to those described above. Certain debt obligations known as "industrial development bonds" under prior federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide certain privately operated housing facilities, sports facilities, industrial parks, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, sewage or solid waste disposal facilities, and certain local facilities for water supply or other heating or cooling facilities. Other private activity bonds and industrial development bonds issued to fund the construction, improvement or equipment of privately-operated industrial, distribution, research or commercial facilities may also be Municipal Securities, but the size of such issues is limited under current and prior federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under federal tax law by an annual "volume cap." The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all government instrumentalities in the state. Such obligations are included within the term Municipal Securities if the interest paid thereon is, in the opinion of bond counsel, at the time of issuance, excluded from gross income for purposes of both federal income taxation (including any alternative minimum tax) and state personal income tax. The Fund may not be a desirable investment for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users.

Project notes are secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the U.S. government will lend the issuer an amount equal to the principal of and interest on the project notes, although the issuing agency has the primary obligation with respect to its project notes.

Some municipal securities are insured by private insurance companies, while others may be supported by letters of credit furnished by domestic or foreign banks. Insured investments are covered by an insurance policy applicable to a specific security, either obtained by the issuer of the security or by a third party from a private insurer. Insurance premiums for the municipal bonds are paid in advance by the issuer or the third party obtaining such insurance. Such policies are noncancellable and continue in force as long as the municipal bonds are outstanding and the respective insurers remain in business.

The insurer unconditionally guarantees the timely payment of the principal of and interest on the insured municipal bonds when and as such payments become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of a mandatory sinking fund payment), default, or otherwise, the payments guaranteed will be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The insurer will be responsible for such payments less any amounts received by the bondholder from any trustee for the municipal bond issuers or from any other source. The insurance does not guarantee the payment of any redemption premium, the value of the shares of a Fund, or payments of any tender purchase price upon the tender of the municipal bonds. With respect to small issue industrial development municipal bonds and pollution control revenue municipal bonds, the insurer guarantees the full and complete payments required to be made by or on behalf of an issuer of such municipal bonds if there occurs any change in the tax-exempt status of interest on such municipal bonds, including principal, interest, or premium payments, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such municipal bonds. This insurance is intended to reduce financial risk, but the cost thereof will reduce the yield available to shareholders of a Fund.

The ratings of NRSROs represent their opinions as to the quality of Municipal Securities. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate, and rating may have different yields, while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation.

The Adviser believes that it is likely that sufficient Municipal Securities will be available to satisfy the Fund's investment objective and policies. In meeting its investment policies, the Fund may invest all or any part of its total assets in Municipal Securities which are private activity bonds. Moreover, although the Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its total assets in Municipal Securities which are related in such a way that an economic, business or political development or change affecting one such security would likewise affect the other Municipal Securities. Examples of such securities are obligations, the repayment of which is dependent upon similar types of projects or projects located in the same state. Such investments would be made only if deemed necessary or appropriate by the Adviser.

MUNICIPAL LEASE OBLIGATIONS. A Fund may invest a portion of its assets in municipal leases and participation interests therein. These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, Funds will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives a Fund a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.

Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.

LOWER-RATED MUNICIPAL SECURITIES. Each Fund may hold up to 5% of its assets in municipal securities that have been downgraded below investment grade. It should be noted that adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Fund to value portfolio securities, and the Fund's ability to dispose of lower-rated securities. Outside pricing services are consistently monitored to assure that securities are valued by a method that the Board of Trustees of the Trust (the "Board") believes accurately reflects fair value. The impact of changing investor perceptions may be especially pronounced in markets where municipal securities are thinly traded.

A Fund may choose, at its expense, or in conjunction with others, to pursue litigation seeking to protect the interests of security holders if it determines this to be in the best interest of shareholders.

FEDERALLY TAXABLE OBLIGATIONS. Neither of the Funds intends to invest in securities whose interest is federally taxable; however, from time to time, each Fund may invest a portion of its assets on a temporary basis in fixed-income obligations whose interest is subject to federal income tax. For example, a Fund may invest in obligations whose interest is federally taxable pending the investment or reinvestment in municipal securities of proceeds from the sale of its shares of portfolio securities.

Should a Fund invest in federally taxable obligations, it would purchase securities which in the Adviser's judgment are of high quality. This would include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; obligations of domestic banks; and repurchase agreements. These Funds' standards for high quality taxable obligations are essentially the same as those described by Moody's in rating corporate obligations within its two highest ratings of Prime-1 and Prime-2, and those described by S&P in rating corporate obligations within its two highest ratings of A-1 and A-2. In making high quality determinations each Fund may also consider the comparable ratings of other nationally recognized rating services.

The Supreme Court has held that Congress may subject the interest on municipal obligations to federal income tax. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals also may be introduced before the state legislatures that would affect the state tax treatment of the Fund's distributions. If such proposals were enacted, the availability of municipal obligations and the value of the Fund's holdings would be affected and the Trustees would reevaluate the Fund's investment objective and policies.

Each Fund anticipates being as fully invested as practicable in municipal securities; however, there may be occasions when, as a result of maturities of portfolio securities, sales of Fund shares, or in order to meet redemption requests, the Fund may hold cash that is not earning income. In addition, there may be occasions when, in order to raise cash to meet redemptions, a Fund may be required to sell securities at a loss.

REFUNDED MUNICIPAL BONDS. Investments by a Fund in refunded municipal bonds that are secured by escrowed obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities are considered to be investments in U.S. Government obligations for purposes of the diversification requirements to which the Funds is subject under the 1940 Act. As a result, more than 5% of a Fund's total assets may be invested in such refunded bonds issued by a particular municipal issuer. The escrowed securities securing such refunded municipal bonds will consist exclusively of U.S. Government obligations, and will be held by an independent escrow agent or be subject to an irrevocable pledge of the escrow account to the debt service on the original bonds.

SHORT-TERM OBLIGATIONS. These include high quality, short-term obligations such as domestic commercial paper (including variable-amount master demand notes), bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks, and repurchase agreements.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

BANKERS' ACCEPTANCES. Bankers' Acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' Acceptances will be those guaranteed by domestic and foreign banks, if at the time of purchase such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

CERTIFICATES OF DEPOSIT. Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of Deposit and demand and time deposits invested in by a Fund will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of purchase such financial institutions have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation (the "FDIC") or the Savings Association Insurance Fund.

COMMERCIAL PAPER. Commercial paper is unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

The Funds will purchase only commercial paper rated in one of the two highest categories at the time of purchase by an NRSRO or, if not rated, found by the Trustees to present minimal credit risks and to be of comparable quality to instruments that are rated high quality (i.e., in one of the two top ratings categories) by an NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instruments. For a description of the rating symbols of each NRSRO see the Appendix to this SAI.

REPURCHASE AGREEMENTS. Securities held by a Fund may be subject to Repurchase Agreements. Under the terms of a Repurchase Agreement, a Fund would acquire securities from financial institutions or registered broker-dealers deemed creditworthy by the Adviser pursuant to guidelines adopted by the Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

If the seller were to default on its repurchase obligation or become insolvent, a Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price, or to the extent that the disposition of such securities by the Fund is delayed pending court action.

REVERSE REPURCHASE AGREEMENTS. A Fund may borrow funds for temporary purposes by entering into Reverse Repurchase Agreements. Reverse Repurchase Agreements are considered to be borrowings under the 1940 Act. Pursuant to such agreement, a Fund would sell a portfolio security to a financial institution such as a bank and a broker-dealer, and agree to repurchase such security at a mutually agreed-upon date and price. At the time a Fund enters into a Reverse Repurchase Agreement, it will place in a segregated custodial account assets (such as cash or other liquid high-grade securities) consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest). The collateral will be marked-to-market on a daily basis, and will be monitored continuously to ensure that such equivalent value is maintained. Reverse Repurchase Agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.

SHORT-TERM FUNDING AGREEMENTS. A Fund may invest in Short-Term Funding Agreements (sometimes referred to as "GICs") issued by insurance companies. Pursuant to such agreements, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits the Fund, on a monthly basis, guaranteed interest which is based on an index. The Short-Term Funding Agreement provides that this guaranteed interest will not be less than a certain minimum rate. Because the principal amount of a Short-Term Funding Agreement may not be received from the insurance company on seven days notice or less, the agreement is considered to be an illiquid investment and, together with other instruments in a Fund which are not readily marketable, will not exceed 15% of the Fund's net assets. In determining dollar-weighted average portfolio maturity, a Short-Term Funding Agreement will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

VARIABLE AMOUNT MASTER DEMAND NOTES. Variable Amount Master Demand Notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Although there is no secondary market for these notes, a Fund may demand payment of principal and accrued interest at any time and may resell the notes at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a Variable Amount Master Demand Note if the issuer defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. While the notes typically are not rated by credit rating agencies, issuers of Variable Amount Master Demand Notes must satisfy the same criteria as set forth above for unrated commercial paper, and the Adviser will monitor continuously the issuer's financial status and ability to make payments due under the instrument. Where necessary to ensure that a note is of "high quality," a Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. For purposes of a Fund's investment policies, a Variable Amount Master Demand Note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

VARIABLE RATE DEMAND NOTES. Variable Rate Demand Notes are tax-exempt obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. The Funds also may invest in participation Variable Rate Demand Notes, which provide a Fund with an undivided interest in underlying Variable Rate Demand Notes held by major investment banking institutions. Any purchase of Variable Rate Demand Notes will meet applicable diversification and concentration requirements.

VARIABLE AND FLOATING RATE NOTES. A Variable Rate Note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, reasonably can be expected to have a market value that approximates its par value. A Floating Rate Note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, reasonably can be expected to have a market value that approximates its par value. Such notes frequently are not rated by credit rating agencies; however, unrated Variable and Floating Rate Notes purchased by the Fund will only be those determined by the Adviser, under guidelines established by the Trustees, to pose minimal credit risks and to be of comparable quality, at the time of purchase, to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular Variable or Floating Rate Note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a Variable or Floating Rate Note in the event that the issuer of the note defaulted on its payment obligations and a Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or Floating Rate Notes may be secured by bank letters of credit.

Variable or Floating Rate Notes may have maturities of more than one year, as follows:

1. A Variable or Floating Rate Note that is issued or guaranteed by the United States government or any agency thereof and which has a variable rate of interest readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

2. A Variable or Floating Rate Note, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

3. A Variable or Floating Rate Note that is subject to a demand feature scheduled to be paid in one year or more will be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

4. A Variable or Floating Rate Note that is subject to a demand feature will be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

As used above, a note is "subject to a demand feature" where a Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

EXTENDIBLE DEBT SECURITIES. Extendible Debt Securities are securities that can be retired at the option of a Fund at various dates prior to maturity. In calculating average portfolio maturity, a Fund may treat Extendible Debt Securities as maturing on the next optional retirement date.

RECEIPTS. Receipts are separately traded interest and principal component parts of bills, notes, and bonds issued by the U.S. Treasury that are transferable through the Federal book entry system, known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). These instruments are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS").

ZERO-COUPON BONDS. Zero-Coupon Bonds are purchased at a discount from the face amount because the buyer receives only the right to a fixed payment on a certain date in the future and does not receive any periodic interest payments. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the Zero-Coupon Bond, but at the same time eliminates the holder's ability to reinvest at higher rates. For this reason, Zero-Coupon Bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest currently, which fluctuation increases in accordance with the length of the period to maturity.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Loans and Other Direct Debt Instruments are interests in amounts owed by a corporate, governmental, or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct Debt Instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to a Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct Debt Instruments may also include standby financing commitments that obligate a Fund to supply additional cash to the borrower on demand.

SECURITIES OF OTHER INVESTMENT COMPANIES. A Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. Pursuant to an exemptive order received by the Trust from the SEC, a Fund may invest in the money market funds of the Trust. The Adviser will waive its investment advisory fee with respect to assets of a Fund invested in any of the money market funds of the Trust, and, to the extent required by the laws of any state in which a Fund's shares are sold, the Adviser will waive its investment advisory fee as to all assets invested in other investment companies.

U.S. GOVERNMENT OBLIGATIONS. U.S. Government Obligations are obligations issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

WHEN-ISSUED SECURITIES. A Fund may purchase securities on a when-issued basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a when issued basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Funds do not intend to purchase when issued securities for speculative purposes, but only in furtherance of its investment objective.

DELAYED-DELIVERY TRANSACTIONS. A Fund may buy and sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. The Fund may receive fees for entering into delayed delivery transactions.

When purchasing securities on a delayed-delivery basis, a Fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations in addition to the risks associated with the Fund's other investments. Because a Fund is not required to pay for securities until the delivery date, these delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the Fund will set aside cash and appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When the Fund has sold a security on a delayed-delivery basis, it does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or suffer a loss.

The Fund may renegotiate delayed-delivery transactions after they are entered into or may sell underlying securities before they are delivered, either of which may result in capital gains or losses.

MORTGAGE-BACKED SECURITIES--IN GENERAL. Mortgage-Backed Securities are backed by mortgage obligations including, among others, conventional 30-year fixed rate mortgage obligations, graduated payment mortgage obligations, 15-year mortgage obligations, and adjustable-rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A pass-through security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal, and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, Mortgage-Backed Securities are often subject to more rapid prepayment of principal than their stated maturity indicates. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments have an adverse impact on yields for pass-throughs purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-throughs purchased at a discount. A Fund may purchase Mortgage-Backed Securities at a premium or at a discount. Among the U.S. Government securities in which a Fund may invest are Government Mortgage-Backed Securities (or government guaranteed mortgage-related securities). Such guarantees do not extend to the value of yield of the Mortgage-Backed Securities themselves or of the Fund's shares.

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES. Certain obligations of certain agencies and instrumentalities of the U.S. Government are Mortgage-Backed Securities. Some such obligations, such as those issued by GNMA are supported by the full faith and credit of the U.S. Treasury; others, such as those of FNMA, are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or FHLMC, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies and instrumentalities if it is not obligated to do so by law.

The principal governmental (i.e., backed by the full faith and credit of the U.S. Government) guarantor of Mortgage-Backed Securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and pools of FHA-insured or VA-guaranteed mortgages. Government-related (i.e., not backed by the full faith and credit of the U.S. Government) guarantors include FNMA and FHLMC. FNMA and FHLMC are government-sponsored corporations owned entirely by private stockholders. Pass-through securities issued by FNMA and FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC, respectively, but are not backed by the full faith and credit of the U.S. Government.

GNMA CERTIFICATES. Certificates of the GNMA are mortgage-backed securities which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that a Fund may purchase are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.

The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

The estimated average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures usually will result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Fund has purchased the certificates above par in the secondary market.

FHLMC SECURITIES. FHLMC was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. FHLMC issues two types of mortgage pass-through securities ("FHLMC Certificates"), mortgage participation certificates, and collateralized mortgage obligations ("CMOs"). Participation Certificates resemble GNMA Certificates in that each Participation Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal. Recently introduced FHLMC Gold Participation Certificates guarantee the timely payment of both principal and interest.

FHLMC CMOs are backed by pools of agency mortgage-backed securities and the timely payment of principal and interest of each tranche is guaranteed by the FHLMC. FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

FNMA SECURITIES. FNMA was established in 1938 to create a secondary market in mortgages insured by the FHA, but has expanded its activity to the secondary market for conventional residential mortgages. FNMA primarily issues two types of mortgage-backed securities, guaranteed mortgage pass-through certificates ("FNMA Certificates") and CMOs. FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates and CMOs. The FNMA guarantee is not backed by the full faith and credit of the U.S. Government.

COLLATERALIZED MORTGAGE OBLIGATIONS. Mortgage-Backed Securities in which a Fund may invest may also include CMOs. CMOs are securities backed by a pool of mortgages in which the principal and interest cash flows of the pool are channeled on a prioritized basis into two or more classes, or tranches, of bonds.

NON-GOVERNMENTAL MORTGAGE-BACKED SECURITIES. A Fund may invest in mortgage-related securities issued by non-governmental entities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers also may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are not direct or indirect government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers, thereof will be considered in determining whether a Non-Governmental Mortgage-Backed Security meets a Fund's investment quality standards. There can be no assurance that the private insurers can meet their obligations under the policies. A Fund may buy Non-Governmental Mortgage-Backed Related Securities without insurance or guarantees if, through an examination of the loan experience and practices of the poolers, the Adviser determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. A Fund will not purchase mortgage-related securities or any other assets which in the opinion of the Adviser are illiquid if, as a result, more than 15% of the value of the Fund's net assets will be invested in illiquid securities.

A Fund may purchase mortgage-related securities with stated maturities in excess of 10 years. Mortgage-related securities include CMOs and participation certificates in pools of mortgages. The average life of mortgage-related securities varies with the maturities of the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments. The rate of such prepayments, and hence the average life of the certificates, will be a function of current market interest rates and current conditions in the relevant housing markets. The impact of prepayment of mortgages is described under "Government Mortgage-Backed Securities." Estimated average life will be determined by the Adviser. Various independent mortgage-related securities dealers publish estimated average life data using proprietary models, and in making such determinations, the Adviser will rely on such data except to the extent such data are deemed unreliable by the Adviser. The Adviser might deem data unreliable which appeared to present a significantly different estimated average life for a security than data relating to the estimated average life of comparable securities as provided by other independent mortgage-related securities dealers.

ASSET-BACKED SECURITIES. Asset-backed securities are debt securities backed by pools of automobile or other commercial or consumer finance loans. The collateral backing asset-backed securities cannot be foreclosed upon. These issues are normally traded over-the-counter and typically have a short to intermediate maturity structure, depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

FUTURES AND OPTIONS

FUTURES CONTRACTS. The Funds may enter into futures contracts, options on futures contracts, and stock index futures contracts and options thereon for the purposes of remaining fully invested and reducing transaction costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (the "CFTC"), a U.S. Government agency.

The Funds may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

Although futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (buying a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on its margin deposits.

When interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for a Fund than might later be available in the market when it effects anticipated purchases.

Each Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase.

The Funds' ability to use futures trading effectively depends on several factors. First, it is possible that there will not be a perfect price correlation between a futures contract and its underlying stock index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if a Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting a Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. The Funds will not enter into futures contract transactions for purposes other than bona fide hedging purposes or as a substitute for the underlying securities to gain market exposure to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of a Fund's total assets. In addition, a Fund will not enter into futures contracts to the extent that the value of the futures contracts held would exceed 1/3 of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain a Fund's qualification as a regulated investment company.

The Trust has undertaken to restrict their futures contract trading as follows: first, the Trust will not engage in transactions in futures contracts for speculative purposes; second, the Trust will not market its funds to the public as commodity pools or otherwise as vehicles for trading in the commodities futures or commodity options markets; third, the Trust will disclose to all prospective shareholders the purpose of and limitations on its funds' commodity futures trading; fourth, the Trust will submit to the CFTC special calls for information. Accordingly, registration as a Commodities Pool Operator with the CFTC is not required.

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if a Fund "covers" a long position. For example, instead of segregating assets, a Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by a Fund. In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where a Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. A Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. Where a Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. A Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by a Fund.

In addition, the extent to which a Fund may enter into transactions involving futures contracts may be limited by the Code's requirements for qualification as a registered investment company and a Fund's intention to qualify as such.

RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain the required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them. A Fund will minimize the risk that they will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchaser or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by the Funds are only for hedging purposes, the Adviser does not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. The Funds would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Use of futures transactions by the Funds involve the risk of imperfect or no correlation where the securities underlying futures contract have different maturities than the portfolio securities being hedged. It is also possible that the Funds could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Funds of margin deposits in the event of bankruptcy of a broker with whom the Funds have open positions in a futures contract or related option.

OPTIONS. The Funds may sell (write) call options which are traded on national securities exchanges with respect to common stock in its portfolio. A Fund must at all times have in its portfolio the securities which it may be obligated to deliver if the option is exercised. A Fund may write call options in an attempt to realize a greater level of current income than would be realized on the securities alone. A Fund may also write call options as a partial hedge against a possible stock market decline or to extend a holding period on a stock which is under consideration for sale in order to create a long-term capital gain. In view of their investment objective, a Fund generally would write call options only in circumstances where the Adviser does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security. As the writer of a call option, a Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period, if the option is exercised. So long as a Fund remains obligated as a writer of a call option, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit. A Fund retains the risk of loss should the value of the underlying security decline. A Fund may also enter into "closing purchase transactions" in order to terminate its obligation as a writer of a call option prior to the expiration of the option. Although the writing of call options only on national securities exchanges increases the likelihood of a Fund's ability to make closing purchase transactions, there is no assurance that a Fund will be able to effect such transactions at any particular time or at any acceptable price. The writing of call options could result in increases in a Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

ILLIQUID INVESTMENTS. Illiquid investments are investments that cannot be sold or disposed of, within seven business days, in the ordinary course of business at approximately the prices at which they are valued.

Under the supervision of the Board, the Adviser determines the liquidity of the Funds' investments and, through reports from the Adviser, the Trustees monitor investments in illiquid instruments. In determining the liquidity of a Fund's investments, the Adviser may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and

(5) the nature of the marketplace for trades (including the ability to assign or offset the Funds' rights and obligations relating to the investment).

Investments currently considered by a Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over the counter options, non-government stripped fixed-rate mortgage-backed securities, and Restricted Securities.

Also, the Adviser may determine some securities to be illiquid.

However, with respect to over-the-counter options a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement a Fund may have to close out the option before expiration.

In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Trustees.

If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

SHORT SALES AGAINST-THE-BOX. The Funds will not make short sales of securities, other than short sales "against-the-box." In a short sale against-the-box, a Fund sells a security that it owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund will enter into short sales against-the-box to hedge against unanticipated declines in the market price of portfolio securities or to defer an unrealized gain. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain. Any gains realized by a Fund on such sales will be recognized at the time the Fund enters into the short sale.

RESTRICTED SECURITIES. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act, or in a registered public offering.

Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement.

If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the shares.

INVESTMENT GRADE AND HIGH QUALITY SECURITIES. The Funds may invest in "investment grade" obligations that are at the time of purchase within the three highest rating categories assigned by an NRSRO or, if unrated, are obligations that the Adviser determines to be of comparable quality. The applicable securities ratings are described in the Appendix. "High-quality" short-term obligations are those obligations which, at the time of purchase, (1) possess a rating in one of the two highest ratings categories from at least one NRSRO (for example, commercial paper rated "A-1" or "A-2" by S&P or "P-1" or "P-2" by Moody's) or (2) are unrated by an NRSRO but are determined by the Adviser to present minimal credit risks and to be of comparable quality to rated instruments eligible for purchase by the Funds under guidelines adopted by the Board.

PARTICIPATION INTERESTS. The Funds may purchase interests in securities from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participation, beneficial interests in a trust, partnership interests or any other form of indirect ownership. The Funds invest in these participation interests, in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying securities.

REFUNDING CONTRACTS. A Fund generally will not be obligated to pay the full purchase price if it fails to perform under a refunding contract. Instead, refunding contracts generally provide for payment of liquidated damages to the issuer (currently 15-20% of the purchase price). A Fund may secure its obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding contract. When required by SEC guidelines, a Fund will place liquid assets in a segregated custodial account equal in amount to its obligations under refunding contracts.

STANDBY COMMITMENTS. A Fund may enter into standby commitments, which are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. The Funds may acquire standby commitments to enhance the liquidity of portfolio securities.

Ordinarily, the Funds may not transfer a standby commitment to a third party, although they could sell the underlying municipal security to a third party at any time. The Funds may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the Funds would pay a higher price for the securities acquired, thus reducing their yield to maturity.

Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by the Funds; and the possibility that the maturities of the underlying securities may be different from those of the commitments.

VALUATION OF PORTFOLIO SECURITIES

The net asset value of each Fund is determined and the shares of each Fund are priced as of the Valuation Time(s) on each Business Day. A "Business Day" is a day on which the New York Stock Exchange, Inc. ("NYSE") is open for trading and the Federal Reserve Bank of Cleveland is open and any other day (other than a day on which no shares of a Fund are tendered for redemption and no order to purchase any shares is received) during which there is sufficient trading in portfolio instruments that a Fund's net asset value per share might be materially affected. The NYSE will not open in observance of the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas.

Investment securities held by the Funds are valued on the basis of security valuations provided by an independent pricing service, approved by the Trustees, which determines value by using information with respect to transactions of a security, quotations from dealers, market transactions in comparable securities, and various relationships between securities. Specific investment securities which are not priced by the approved pricing service will be valued according to quotations obtained from dealers who are market makers in those securities. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost which approximates market value. Investment securities not having readily available market quotations will be priced at fair value using a methodology approved in good faith by the Trustees.

PERFORMANCE OF THE FUNDS

From time to time, the "standardized yield," "tax equivalent yield," "distribution return," "dividend yield," "average annual total return," "total return," and "total return at net asset value" of an investment in each of the Fund shares may be advertised. An explanation of how yields and total returns are calculated for each class and the components of those calculations are set forth below.

Yield and total return information may be useful to investors in reviewing the Fund's performance. A Fund's advertisement of its performance must, under applicable SEC rules, include the average annual total returns for each class of shares of a Fund for the 1, 5, and 10-year period (or the life of the class, if less) as of the most recently ended calendar quarter. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. Investments in a Fund are not insured; their yield and total return are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Yield and total return for any given past period are not a prediction or representation by the Trust of future yields or rates of return on its shares. The yield and total returns of the shares of the Funds are affected by portfolio quality, portfolio maturity, the type of investments the Fund holds, and operating expenses.

STANDARDIZED YIELDS. A Fund's "yield" (referred to as "standardized yield") for a given 30-day period for the shares of the Fund is calculated using the following formula set forth in rules adopted by the Commission that apply to all funds that quote yields:

                                   2[a-b  +1^6-1]
Standardized Yield =                ----
                                     cd

The symbols above represent the following factors:

    a  =   dividends and interest earned during the 30-day period.
    b  =   expenses accrued for the period (net of any expense reimbursements).
    c  =   the average daily number of shares of the Fund outstanding during the
           30-day period that were entitled to receive dividends.
    d = the maximum offering price per share on the last day of the period, adjusted for undistributed net investment income.

The standardized yield for a 30-day period may differ from its yield for any other period. The Commission formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments calculated for that period.

DIVIDEND YIELD AND DISTRIBUTION RETURN. From time to time a Fund may quote a "dividend yield" or a "distribution return." Dividend yield is based on the share dividends derived from net investment income during a stated period. Distribution return includes dividends derived from net investment income and from realized capital gains declared during a stated period. Under those calculations, the dividends and/or distributions declared during a stated period of one year or less (for example, 30 days) are added together, and the sum is divided by the maximum offering price per share on the last day of the period. When the result is annualized for a period of less than one year, the "dividend yield" is calculated as follows:

                         Dividends + Number of days (accrual period) x 365
                         -------------------------------------------------
Dividend Yield =         Max. Offering Price (last day of period

TAX EQUIVALENT YIELD. A Fund's tax equivalent yield is the rate an investor would have to earn from a fully taxable investment after taxes to equal the Fund's tax-free yield. Tax-equivalent yields are calculated by dividing the Fund's yield by the result of one minus a stated combined federal and state tax rate. (If only a portion of the Fund's yield was tax-exempt, only that portion is adjusted in the calculation.)

TOTAL RETURNS. The "average annual total return" of a Fund, is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV"), according to the following formula:

                               (  ERV  )^1n - 1 = Average Annual Total Return
                                 -----
                               (   P   )

The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Total return is determined as follows:

                             ERV - P = Total Return
                             -------
                                P

In calculating total returns for the Funds, and for shares of the Funds, the current maximum sales charge (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as discussed below). Total returns also assume that all dividends and net capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period.

OTHER PERFORMANCE COMPARISONS.

From time to time a Fund may publish the ranking of its performance or the performance of its shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Funds, and ranks the performance of the Funds and their classes against all other funds in similar categories, for both equity and fixed income funds. The Lipper performance rankings are based on total return that includes the reinvestment of capital gains distributions and income dividends but does not take sales charges or taxes into consideration.

From time to time a Fund may publish the ranking of its performance or performance of its shares by Morningstar, Inc., an independent mutual fund monitoring service that ranks mutual funds, including the Funds, in broad investment categories (domestic equity, international equity taxable bond, municipal bond or other) monthly, based upon each fund's three, five, and ten-year average annual total returns (when available) and a risk adjustment factor that reflects fund performance relative to three-month U.S. Treasury bill monthly returns. Such returns are adjusted for fees and sales loads. There are five ranking categories with a corresponding number of stars: highest (5), above average (4), neutral (3), below average (2), and lowest (1). Ten percent of the funds, series or classes in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars, and the bottom 10% receive one star.

The total return on an investment made in a Fund may be compared with the performance for the same period of one or more of the following indices: the Consumer Price Index, the Shearson Lehman Government/Corporate Bond Index, the Lehman Aggregate Bond Index, and the J.P. Morgan Government Bond Index. Other indices may be used from time to time. The Consumer Price Index generally is considered to be a measure of inflation. The Lehman Government/Corporate Bond Index generally represents the performance of intermediate and long-term government and investment grade corporate debt securities. The Lehman Aggregate Bond Index measures the performance of U.S. corporate bond issues, U.S. government securities and mortgage-backed securities. The J.P. Morgan Government Bond Index generally represents the performance of government bonds issued by various countries including the United States. The foregoing bond indices are unmanaged indices of securities that do not reflect reinvestment of capital gains or take investment costs into consideration, as these items are not applicable to indices.

From time to time, the yields and the total returns of the Funds may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. A Fund also may include calculations in such communications that describe hypothetical investment results. (Such performance examples are based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund's investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of a Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. A Fund may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of a Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund, as well as the views of the investment adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund.) A Fund may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stock, bonds, and Treasury bills, as compared to an investment in shares of a Fund, as well as charts or graphs which illustrate strategies such as dollar cost averaging, and comparisons of hypothetical yields of investment in tax-exempt versus taxable investments. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, a Fund may reprint articles (or excerpts) written regarding a Fund and provide them to prospective shareholders. Performance information with respect to the Funds is generally available by calling 1-800-539-FUND.

Investors may also judge, and a Fund may at times advertise, the performance of a Fund by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies, which performance may be contained in various unmanaged mutual fund or market indices or rankings such as those prepared by Dow Jones & Co., Inc., S&P, Lehman Brothers, Merrill Lynch, and Salomon Brothers, and in publications issued by Lipper Analytical Services, Inc. and in the following publications: Value Line Mutual Fund Survey, Morningstar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune,
Institutional Investor, Ibbotson Associates, and U.S.A. Today. In addition to yield information, general information about a Fund that appears in a publication such as those mentioned above may also be quoted or reproduced in advertisements or in reports to shareholders.

Advertisements and sales literature may include discussions of specifics of a portfolio manager's investment strategy and process, including, but not limited to, descriptions of security selection and analysis. Advertisements may also include descriptive information about the investment adviser, including, but not limited to, its status within the industry, other services and products it makes available, total assets under management, and its investment philosophy.

When comparing yield, total return, and investment risk of an investment in shares of a Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of a Fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while a Fund's returns will fluctuate and its share values and returns are not guaranteed. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. Government.

ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION

The NYSE holiday closing schedule indicated in the SAI under "Valuation of Portfolio Securities" is subject to change.

When the NYSE or the Federal Reserve Board of Cleveland is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the SEC to warrant such action, the Funds will determine their net asset value at Valuation Time. A Fund's net asset value may be affected to the extent that its securities are traded on days that are not business days.

The Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem shares of the Funds solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The remaining portion of the redemption may be made in securities or other property, valued for this purpose as they are valued in computing the net asset value of each class of the Fund. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and may incur additional costs as well as the associated inconveniences of holding and/or disposing of such securities or other property.

Pursuant to Rule 11a-3 under the 1940 Act, the Funds are required to give shareholders at least 60 days' notice prior to terminating or modifying a Fund's exchange privilege. The 60-day notification requirement may, however, be waived if (1) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of exchange or (2) a Fund temporarily suspends the offering of shares as permitted under the 1940 Act or by the SEC or because it is unable to invest amounts effectively in accordance with its investment objective and policies.

The Funds reserve the right at any time without prior notice to shareholders to refuse exchange purchases by any person or group if, in the Adviser's judgment, a Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

PURCHASING SHARES.

REDUCED SALES CHARGE. Reduced sales charges are available for purchases of $50,000 or more of shares of a Fund alone or in combination with purchases of other shares of the Trust. To obtain the reduction of the sales charge, you or your Investment Professional must notify the Transfer Agent at the time of purchase whenever a quantity discount is applicable to your purchase.

In addition to investing at one time in any combination of shares of the Trust in an amount entitling you to a reduced sales charge, you may qualify for a reduction in the sales charge under the following programs:

COMBINED PURCHASES. When you invest in shares of the Trust for several accounts at the same time, you may combine these investments into a single transaction if purchased through one Investment Professional, and if the total is $50,000 or more. The following may qualify for this privilege: an individual, or "company" as defined in Section 2(a)(8) of the 1940 Act; an individual, spouse, and their children under age 21 purchasing for his, her, or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or single fiduciary account or for a single or a parent-subsidiary group of "employee benefit plans" (as defined in Section 3(3) of the Employee Retirement Income Security Act of 1947, as amended); and tax-exempt organizations under Section 501(c)(3) of the Code.

RIGHTS OF ACCUMULATION. "Rights of Accumulation" permit reduced sales charges on future purchases of shares after you have reached a new breakpoint. You can add the value of existing Trust shares held by you, your spouse, and your children under age 21, determined at the previous day's net asset value at the close of business, to the amount of your new purchase valued at the current offering price to determine your reduced sales charge.

LETTER OF INTENT. If you anticipate purchasing $50,000 or more of shares of a Fund alone or in combination with shares of certain other Victory Portfolios within a 13-month period, you may obtain shares of the portfolios at the same reduced sales charge as though the total quantity were invested in one lump sum, by filing a non-binding Letter of Intent (the "Letter") within 90 days of the start of the purchases. You must start with a minimum initial investment of 5% of the projected purchase amount. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. For example, a $2,500 purchase toward a $60,000 Letter would receive the same reduced sales charge as if the $60,000 had been invested at one time. To ensure that the reduced price will be received on future purchases, you or your Investment Professional must inform the Transfer Agent that the Letter is in effect each time shares are purchased. Neither income dividends nor capital gain distributions taken in additional shares will apply toward the completion of the Letter.

You are not obligated to complete the additional purchases contemplated by a Letter. If you do not complete your purchase under the Letter within the 13-month period, your sales charge will be adjusted upward, corresponding to the amount actually purchased, and if after written notice, you do not pay the increased sales charge, sufficient escrowed shares will be redeemed to pay such charge.

If you purchase more than the amount specified in the Letter and qualify for a further sales charge reduction, the sales charge will be adjusted to reflect your total purchase at the end of 13 months. Surplus funds will be applied to the purchase of additional shares at the then current offering price applicable to the total purchase.

EXCHANGING SHARES.

Shares of any Victory money market fund may be exchanged for shares of any of the Trust, including Class A and Class B shares of the Trust where applicable. Exchanges for Class A shares of the Trust may be subject to payment of a sales charge.

Shares of a Fund may be exchanged for the same class of shares of any other fund of the Trust. For example, an investor can exchange Class B shares of a Fund only for Class B shares of another Fund. At present, not all Funds of the Trust offer multiple classes of shares. If a Fund has only one class of shares that does not have a class designation, that class is "Class A" for exchange purposes. When Class B shares are redeemed to effect an exchange, the priorities described in the Prospectus for the imposition of the Class B contingent deferred sales charge ("CDSC") will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any CDSC that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of both classes must specify whether they intend to exchange Class A or Class B shares. If you do not make a selection, your exchange will be made in Class A shares.

REDEEMING SHARES.

REINSTATEMENT PRIVILEGE. Within 90 days of a redemption, a shareholder may reinvest all or part of the redemption proceeds of (1) Class A shares, or (2) Class B shares that were subject to the Class B CDSC when redeemed, in Class A shares of a Fund or any of the other series of the Trust into which shares of the Fund are exchangeable as described below, at the net asset value next computed after receipt by the Transfer Agent of the reinvestment order. No service charge is currently made for reinvestment in shares of the Funds. The shareholder must ask the Distributor for such privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of a Fund or another series of the Trust within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from redemption. The Funds may amend, suspend, or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension, or cessation. The reinstatement must be into an account bearing the same registration.

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute substantially all of their net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Funds to qualify for favorable federal tax treatment. Each Fund declares and pays income dividends monthly and pays any net capital gains annually.

The amount of a Fund's distributions may vary from time to time depending on market conditions, the composition of a Fund's portfolio, and expenses borne by a Fund.

The net income of a Fund, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the portfolio assets of the Fund, dividend income, if any, income from securities loans, if any, and realized capital gains and losses on the Fund's assets, less all expenses and liabilities of the Fund chargeable against income. Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity. Expenses, including the compensation payable to the Adviser, are accrued each day. The expenses and liabilities of a Fund shall include those appropriately allocable to the Fund as well as a share of the general expenses and liabilities of the Trust in proportion to the Fund's share of the total net assets of the Trust.

TAXES

Information set forth in the Prospectus and this SAI that relates to federal income taxation is only a summary of certain key federal tax considerations generally affecting purchasers of shares of the Funds. The following is only a summary of certain additional tax considerations generally affecting each Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of the Funds are urged to consult their tax advisers with specific reference to their own tax circumstances. In addition, the tax discussion in the Prospectus and this SAI is based on tax law in effect on the date of the Prospectus and this SAI; such laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.

Qualification as a Regulated Investment Company

Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the Distribution Requirement.

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales "against the box." However, gain recognized on the disposition of a debt obligation (including municipal obligations) purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued while the Fund held the debt obligation.

In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected (as applicable, depending on the type of the Fund involved) if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and Fund grants a qualified covered call option (which, among other things, must not be deep-in- the-money) with respect thereto), or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position. Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

Further, the Code also treats as ordinary income a portion of the gain attributable to a transaction where substantially all of the return realized is attributable to the time value of a Fund's net investment in the transaction and: (1) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of section 1092 of the Code; (3) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of such gain that is treated as ordinary income generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the applicable federal long-term, mid-term, or short-term rate, depending on the type of instrument at issue, reduced by an amount equal to the sum of: (1) prior inclusions of ordinary income items from the conversion transaction and (2) the capital interest on acquisition indebtedness under Code section 263(g). Built-in losses will be preserved where a Fund has a built-in loss with respect to property that becomes a part of a conversion transaction. No authority exists that indicates that the character of the income treated as ordinary under this rule will not pass through to the Funds' shareholders.

Certain transactions that may be engaged in by a Fund (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 Contracts." Section 1256 Contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such Section 1256 Contracts have not terminated (by delivery, exercise, entering into a closing transaction, or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 Contracts is taken into account for the taxable year together with any other gain or loss that was recognized previously upon the termination of Section 1256

Contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 Contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such Section 1256 Contracts) generally is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to Section 1256 Contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 Contracts.

Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

In addition to satisfying the requirements described above, a Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (provided that, with respect to each issuer, the Fund has not invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund does not hold more than 10% of the outstanding voting securities of each such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option. For purposes of asset diversification testing, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. Government, such as the Federal Agricultural Mortgage Corporation, the Farm Credit System Financial Assistance Corporation, a Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Government National Mortgage Corporation, and the Student Loan Marketing Association, are treated as U.S. Government securities.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year and 98% of its capital gain net income for the one-year period ended on

October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). (Tax-exempt interest on municipal obligations is not subject to the excise tax.) The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of calculating the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude foreign currency gains and losses and ordinary gains or losses arising as a result of a PFIC mark-to-market election (or upon an actual disposition of the PFIC stock subject to such election) incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Distributions

Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but generally will not qualify for the 70% dividends-received deduction for corporate shareholders.

A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by a Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% (58% for alternative minimum tax purposes) of the capital gain recognized upon a Fund's disposition of domestic qualified "small business" stock will be subject to tax.

Conversely, if a Fund elects to retain its net capital gain, the Fund will be subject to tax thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

The Funds intend to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Funds' taxable year at least 50% of each Fund's total assets consists of tax-exempt municipal obligations. Distributions from a Fund will constitute exempt-interest dividends to the extent of such Fund's tax-exempt interest income (net of expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of a Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax ("AMT") in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by a Fund of any investment company taxable income or of any net capital gain will be taxable to shareholders as discussed above.

Alternative Minimum Tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. Exempt-interest dividends derived from certain "private activity" municipal obligations issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and non-corporate taxpayers. In addition, exempt-interest dividends derived from all municipal obligations, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.

Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income and subject to federal income tax. Further, a shareholder of a Tax-Exempt Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of a
Tax-Exempt Fund. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by a Tax-Exempt Fund will likely be subject to tax on dividends paid by the Tax-Exempt Fund which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own advisers as to such consequences.

Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of the shares, as discussed below.

Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects realized, but undistributed income or gain, or unrealized appreciation in the value of the assets held by the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although economically they constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which they are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by a Fund) on December 31 of such calendar year provided such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding for failure properly to report the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is an "exempt recipient" (such as a corporation).

Sale or Redemption of Shares

A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of a Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Long-term capital gain recognized by an individual shareholder will be taxed at the lowest rates applicable to capital gains if the holder has held such shares for more than 18 months at the time of the sale. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received with respect to such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) (discussed above in connection with the dividends-received deduction for corporations) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

If a shareholder (1) incurs a sales load in acquiring shares of a Fund, (2) disposes of such shares less than 91 days after they are acquired and (3) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on such shares but shall be treated as incurred on the acquisition of the subsequently acquired shares.

Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is
"effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to such foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder generally would be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, capital gain dividends and exempt-interest dividends, and amounts retained by the Fund that are designated as undistributed capital gains.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. taxpayers.

In the case of foreign noncorporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

Effect of Future Legislation, Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect.

Rules of state and local taxation of ordinary income dividends, exempt-interest dividends, and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES.

Overall responsibility for management of the Trust rests with the Trustees, who are elected by the shareholders of the Trust. The Trust is managed by the Trustees in accordance with the laws of the State of Delaware. There are currently eight Trustees, six of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

The  Trustees  of  the  Trust,  their  addresses,   ages,  and  their  principal
occupations during the past five years are as follows:

                                     Position(s)
                                      Held with            Principal Occupation
       Name, Address and Age          the Trust             During Past 5 Years
       ---------------------          ---------             -------------------

Roger Noall,* 63                     Chairman      From  1996 to  present,  Executive  of  KeyCorp;  from  1995 c/o
                                                   Brighton  Apt.  1603 and  Trustee to 1996,  General  Counsel and
                                                   Secretary  of KeyCorp;  8231 Bay Colony Drive from 1994 to 1996,
                                                   Senior Executive Vice Naples,  Florida 34108 President and Chief
                                                   Administrative  Officer  of  KeyCorp;  from  1985 to 1994,  Vice
                                                   Chairman  of the  Board  and  Chief  Administrative  Officer  of
                                                   Society Corporation (now known as KeyCorp).


Leigh A. Wilson,** 53                President     From 1989 to present,  Chairman and Chief Executive Officer, New
New Century Care, Inc.               and Trustee   Century  Care,  Inc.  (merchant  bank);  from  1995 to  present,
53 Sylvan Road North                               Principal  of New Century  Living,  Inc.;  from 1989 to present,
Westport, CT  06880                                Director of Chimney Rock Vineyard and Chimney Rock Winery.

Edward P. Campbell, 48               Trustee       From  October  1997 to present,  President  and Chief  Executive
Nordson Corporation                                Officer  of Nordson  Corporation  (manufacturer  of  application
28601 Clemens Road                                 equipment);  July  1996 to  October  1997,  President  and Chief
Westlake, OH  44145                                Operating  Officer  of Nordson  Corporation;  from March 1994 to
                                                   July 1996,  Executive Vice President and Chief Operating Officer
                                                   of  Nordson  Corporation;  from  May 1988 to  March  1994,  Vice
                                                   President of Nordson  Corporation;  from 1987 to December  1994, member of the  Supervisory  Committee  of  Society's  Collective
                                                   Investment  Retirement  Fund;  from  May  1991 to  August  1994,
                                                   Trustee,  Financial  Reserves  Fund and from May 1993 to  August
                                                   1994,  Trustee,  Ohio  Municipal  Money Market Fund.  Currently,
                                                   Director of Nordson Corporation.

Dr. Harry Gazelle, 70                Trustee       Retired radiologist, Drs. Hill and Thomas Corporation.
17822 Lake Road
Lakewood, OH  44107

Eugene J. McDonald, 65               Trustee       From  1990  to  present,  Executive  Vice  President  and  Chief
Duke Management Company                            Investment  Officer for Asset  Management of Duke University and
2200 West Main Street                              President and CEO of Duke  Management  Company;  Director of CCB
Suite 1000                                         Financial  Corporation,  Flag  Group of  Mutual  Funds,  DP Mann
Durham, N.C.  27705                                Holdings,  Greater  Triangle  Community  Foundation,  and NC Bar
                                                   Association Investment Committee.

-----------------------
*    Mr. Noall is an "interested person" and an "affiliated person of the Trust

** Mr. Wilson is deemed to be an "interested person" of the Trust under the 1940 Act solely by reason of his position as President.


                               30



Dr. Thomas F. Morrissey, 64          Trustee       1995 Visiting Scholar, Bond University,  Queensland,  Australia;
Weatherhead School of                              Professor,   Weatherhead  School  of  Management,  Case  Western
Management                                         Reserve  University;  from  1989  to  1995,  Associate  Dean  of
Case Western Reserve                               Weatherhead  School of  Management;  from 1987 to December 1994,
University                                         Member of the  Supervisory  Committee  of  Society's  Collective
10900 Euclid Avenue                                Investment  Retirement  Fund;  from  May  1991 to  August  1994,
Cleveland, OH  44106-7235                          Trustee,  Financial  Reserves  Fund and from May 1993 to  August
                                                   1994, Trustee, Ohio Municipal Money Market Fund.

Dr. H. Patrick Swygert, 55           Trustee       President,   Howard  University;   formerly   President,   State
Howard University                                  University  of New  York at  Albany;  formerly,  Executive  Vice
2400 6th Street, N.W.                              President, Temple University.
Suite 402
Washington, D.C.  20059

Frank A. Weil, 67                    Trustee       Chairman  and Chief  Executive  Officer of Abacus &  Associates,
Abacus & Associates                                Inc. (private  investment  firm);  Director and President of the
147 E. 47th Street                                 Norman and Hickrill  Foundations;  Director,  Trojan Industries.
New York, N.Y.  10017                              Formerly  United  States  Assistant  Secretary  of Commerce  for
                                                   Industry and Trade.


The Board presently has an Investment Policy Committee, a Business, Legal, and Audit Committee, and a Board Process and Nominating Committee. The members of the Investment Policy Committee are Messrs. Wilson and Morrissey, who will serve until August 1999. The function of the Investment Policy Committee is to review the existing investment policies of the Trust, including the levels of risk and types of funds available to shareholders, and make recommendations to the Trustees regarding the revision of such policies or, if necessary, the submission of such revisions to the Trust's shareholders for their consideration. The members of the Business, Legal and Audit Committee are Messrs. Swygert (Chairman), Campbell, and Gazelle who will serve until August 1999. The function of the Business, Legal, and Audit Committee is to recommend independent auditors and monitor accounting and financial matters and to review compliance and contract matters. Mr. Campbell is the Chairman of the Board Process and Nominating Committee which nominates persons to serve as Independent Trustees and Trustees to serve on committees of the Board.

REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS.

Each Trustee (other than Mr. Wilson) receives an annual fee of $27,000 for serving as Trustee of all the Funds of the Trust, and an additional per meeting fee ($2,400 in person and $1,200 per telephonic meeting). Mr. Wilson receives an annual fee of $33,000 for serving as President and Trustee for all of the funds of the Trust, and an additional per meeting fee ($3,000 in person and $1,500 per telephonic meeting). The Adviser pays the fees and expenses of Mr. Noall.

The following table indicates the estimated compensation received by each Trustee from the Victory "Fund Complex"(1) for the 12 month period ended October 31, 1997.

                                   Pension or Retirement        Estimated Annual            Aggregate
                                    Benefits Accrued as          Benefits Upon           Compensation from
                                    Portfolio Expenses            Retirement             Victory Portfolios
                                    ------------------            ----------             ------------------


Leigh A. Wilson................             -0-                       -0-                      $45,000
Robert G. Brown*                            -0-                       -0-                      $39,000
Edward P. Campbell.............             -0-                       -0-                      $39,000


                               31



Harry Gazelle..................             -0-                       -0-                      $39,000
Eugene J. McDonald**...........             -0-                       -0-                         None
Thomas F. Morrissey............             -0-                       -0-                      $39,000
H. Patrick Swygert.............             -0-                       -0-                      $36,000
Frank A. Weil**................             -0-                       -0-                         None

*        Mr. Brown resigned as of April 4, 1998.

** Mr. McDonald and Mr. Weil commenced service on the Board as of January 1, 1998 and, accordingly, received no compensation for the fiscal year ended October 31, 1997.

OFFICERS.

The officers of the Trust, their ages, and principal occupations during the past five years, are as follows:

                            Position(s)
                              with the
       Name and Age            Trust                   Principal Occupation During Past 5 Years
       ------------            -----                   ----------------------------------------

Leigh A. Wilson, 53         President     See biographical information under "Board of Trustees" above.
                            and Trustee

William B. Blundin, 59      Vice          Senior Vice President of BISYS Fund Services ("BISYS");  officer of
                            President     other  investment  companies  administered by BISYS;  President and
                                          Chief  Executive  Officer of Vista  Broker-Dealer  Services,  Inc.,
                                          Emerald  Asset  Management,  Inc.  and BNY  Hamilton  Distributors,
                                          Inc., registered broker/dealers.

J. David Huber, 51          Vice          Executive Vice President of BISYS.
                            President

Thomas E. Line, 30          Treasurer     From December 1996 to present,  employee of BISYS;  from  September
                                          1989 to November  1996,  Audit Senior  Manager at KPMG Peat Marwick
                                          LLP.

Michael J. Sullivan, 33   Secretary       From  December  1996 to  present,  Vice  President  of BISYS;  from
                                          February 1995 to November 1996,  President,  Performance  Financial
                                          Group (a mutual fund consulting firm); from January 1993 to January
                                          1995, CEO, Manufacturing Company.

Jay G. Baris, 44            Assistant     From 1994 to Present,  Partner,  Kramer, Levin, Naftalis & Frankel;
                            Secretary     previously, Partner, Reid & Priest.

Alaina V. Metz, 31          Assistant     From June 1995 to  present,  Chief  Administrative  and  Regulatory
                            Secretary     Services,  BISYS;  from May 1989 to June 1995,  Supervisor,  Mutual
                                          Fund Legal Department, Alliance Capital Management.

The mailing address of each of the officers of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

The officers of the Trust (other than Mr. Wilson) receive no compensation directly from the Trust for performing the duties of their offices. BISYS receives fees from the Trust as Administrator.

As of May 31, 1998, the Trustees and officers as a group owned beneficially less than 1% of all classes of outstanding shares of the Funds.

ADVISORY AND OTHER CONTRACTS

INVESTMENT ADVISER.

One of the Fund's most important contracts is with its investment adviser, KAM, a New York corporation registered as an investment adviser with the SEC. KAM is a wholly owned subsidiary of KeyBank National Association ("KeyBank"), a wholly-owned subsidiary of KeyCorp. Affiliates of the Adviser manage approximately $64 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals, and mutual funds.

KeyCorp, a financial services holding company, is headquartered at 127 Public Square, Cleveland, Ohio 44114. As of March 31, 1998, KeyCorp had an asset base of $73 billion, with banking offices in 13 states from Maine to Alaska, and trust and investment offices in 14 states. KeyCorp is the resulting entity of a merger in 1994 of Society Corporation, the bank holding company of which
KeyBank, formerly Society National Bank was a wholly-owned subsidiary, and KeyCorp, the former bank holding company. KeyCorp's major business activities include providing traditional banking and associated financial services to consumer, business and commercial markets. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, and leasing companies. KeyBank is the lead affiliate bank of KeyCorp.

The Adviser  will  receive a monthly  advisory fee at an annual rate of .55% and
 .60% of the average daily net assets of the Short-Intermediate Fund and the Long Fund, respectively.

THE INVESTMENT ADVISORY AGREEMENT.

Unless sooner terminated, the Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Funds (the "Investment Advisory Agreement"), provides that it will continue in effect as to the Funds for an initial two-year term and for consecutive one-year terms thereafter, provided that such continuance is approved at least annually by the Trustees or by vote of a majority of the outstanding shares of each Fund (as defined under "Additional Information - Miscellaneous"), and, in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement, by votes cast in person at a meeting called for such purpose.

The Investment Advisory Agreement is terminable as to any particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding shares of the Fund, by vote of the Board, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of services pursuant to the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

GLASS-STEAGALL ACT.

In 1971 the United States Supreme Court held in Investment Company Institute v. Camp that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the

Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981 the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Funds may include descriptions of Key Trust Company of Ohio, N.A. ("Key Trust") and the Adviser including, but not limited to, (1) descriptions of the operations of Key Trust Company of Ohio, N.A. and the Adviser; (2) descriptions of certain personnel and their functions; and (3) statistics and rankings related to the operations of Key Trust and the Adviser.

PORTFOLIO TRANSACTIONS.

The Trust will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, Key Trust or their affiliates, or BISYS or its affiliates, and will not give preference to Key Trust's correspondent banks or affiliates, or BISYS with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

Investment decisions for each Fund are made independently from those made for the other Funds of the Trust or any other investment company or account managed by the Adviser. Such other investment companies or accounts may also invest in the securities in which the Funds invest, and the Funds may invest in similar securities. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and any other Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to such Funds, investment company or account. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by the Fund in an adverse manner relative to the result that would have been obtained if only that particular Fund had participated in or been allocated such trades. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other funds of the Trust or for other investment companies or accounts in order to obtain best execution. In making investment recommendations for the Trust, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Fund is a customer of the Adviser, its parents or subsidiaries or affiliates and, in dealing with their commercial customers, the Adviser, their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

PORTFOLIO TURNOVER.

The turnover rate stated in the Prospectus for a Fund's investment portfolio is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities, at the time of acquisition, were one year or less.

ADMINISTRATOR.

BISYS (or the "Administrator") serves as administrator to the Funds pursuant to an administration agreement dated October 1, 1997 (the "Administration Agreement"). The Administrator assists in supervising all operations of the Funds (other than those performed by the Adviser under the Investment Advisory Agreement), subject to the supervision of the Board.

For the services rendered to the Funds and related expenses borne by BISYS as Administrator, each Fund pays BISYS an annual fee, computed daily and paid monthly, at the following annual rates based on each Fund's average daily net assets:

         .15% for portfolio assets of $300 million and less, .12% for the next $300 million through $600 million of portfolio assets; and
         .10% for portfolio assets greater than $600 million.

BISYS may periodically waive all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution to shareholders.

Unless sooner terminated, the Administration Agreement will continue in effect as to each Fund for a period of two years, and for consecutive one-year terms thereafter, provided that such continuance is ratified at least annually by the Trustees or by vote of a majority of the outstanding shares of each Fund, and in either case by a majority of the Trustees who are not parties to the Administration Agreement or interested persons (as defined in the 1940 Act) of any party to the Administration Agreement, by votes cast in person at a meeting called for such purpose.

The Administration Agreement provides that BISYS shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

Under the Administration Agreement, BISYS assists in each Fund's administration and operation, including providing statistical and research data, clerical services, internal compliance and various other administrative services, including among other responsibilities, forwarding certain purchase and redemption requests to the Transfer Agent, participation in the updating of the prospectus, coordinating the preparation, filing, printing and dissemination of reports to shareholders, coordinating the preparation of income tax returns, arranging for the maintenance of books and records and providing the office facilities necessary to carry out the duties thereunder. Under the Administration Agreement, BISYS may delegate all or any part of its responsibilities thereunder.

SUB-ADMINISTRATOR.

KAM serves as sub-administrator to the Funds pursuant to a sub-administration agreement dated October 1, 1997 (the "Sub-Administration Agreement"). As sub-administrator, KAM assists the Administrator in all aspects of the operations of the Funds, except those performed by KAM under its Investment Advisory Agreement.

For services provided under the Sub-Administration Agreement, the Administrator pays KAM a fee, with respect to each Fund, calculated at the annual rate of up to five one-hundredths of one percent (.05%) of such Fund's average daily net assets. Except as otherwise provided in the Administration Agreement, KAM shall pay all expenses incurred by it in performing its services and duties as sub-administrator. Unless sooner terminated, the Sub-Administration Agreement will continue in effect as to each Fund for a period of two years, and for consecutive one-year terms thereafter, unless written notice not to renew is given by the non-renewing party.

Under the Sub-Administration Agreement, KAM's duties include maintaining office facilities, furnishing statistical and research data, compiling data for various state and federal filings by the Funds, assisting in mailing and filing the Funds' annual and semi-annual reports to shareholders, providing support for board meetings, and arranging for the maintenance of books and records and providing the office facilities necessary to carry out the duties thereunder.

DISTRIBUTOR.

BISYS serves as distributor (the "Distributor") for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Unless otherwise terminated, the Distribution Agreement will remain in effect with respect to each Fund for two years, and thereafter for consecutive one-year terms, provided that it is approved at least annually (1) by the Trustees or by the vote of a majority of the outstanding shares of each Fund, and (2) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined under the 1940 Act.

TRANSFER AGENT.

State Street Bank and Trust Company ("State Street") serves as transfer agent for the Funds. Boston Financial Data Services, Inc. ("BFDS") serves as the dividend disbursing agent and servicing agent for the Funds, pursuant to a Transfer Agency and Service Agreement. Under its agreement with the Trust, State Street has agreed (1) to issue and redeem shares of the Trust; (2) to address and mail all communications by the Trust to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy material for its meetings of shareholders; (3) to respond to correspondence or inquiries by shareholders and others relating to its duties; (4) to maintain shareholder accounts and certain sub-accounts; and (5) to make periodic reports to the Trustees concerning the Trust's operations.

SHAREHOLDER SERVICING PLAN.

Payments made under the Shareholder Servicing Plan to Shareholder Servicing Agents (which may include affiliates of the Adviser) are for administrative support services to customers who may from time to time beneficially own shares, which services may include: (1) aggregating and processing purchase and redemption requests for shares from customers and transmitting promptly net purchase and redemption orders to our distributor or transfer agent; (2) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments on behalf of customers; (4) providing information periodically to customers showing their positions in shares; (5) arranging for bank wires; (6) responding to customer inquiries; (7) providing subaccounting with respect to shares beneficially owned by customers or providing the information to the Funds as necessary for subaccounting; (8) if required by law, forwarding shareholder communications from us (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (9) forwarding to customers proxy statements and proxies containing any proposals which require a shareholder vote; and (10) providing such other similar services as we may reasonably request to the extent permitted under applicable statutes, rules or regulations.

OTHER SERVICING PLANS.

In connection with certain servicing plans, the Funds had made certain commitments that provide: (i) for one or more brokers to accept on the Funds' behalf, purchase and redemption orders; (ii) authorize such brokers to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf; (iii) that the Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order; and (iv) that customer orders will be priced at the Funds' Net Asset Value next computed after they are accepted by an authorized broker or the broker's authorized designee.

DISTRIBUTION AND SERVICE PLAN.

The Trust, on behalf of the Funds has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1"). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of such mutual fund except pursuant to a plan adopted by the fund under Rule 12b-1. The Board has adopted the Plan to allow the Adviser and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Funds of distribution expenses. No separate payments are authorized to be made by the Funds under the Plan. Under the Plan, if a payment to the Adviser of management fees or to the Distributor of administrative fees should be deemed to be indirect financing by the Trust of the distribution of their shares, such payment is authorized by the Plan.

The Plan specifically recognizes that the Adviser or the Distributor, directly or through an affiliate, may use its fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection with the offer and sale of shares of the Funds. In addition, the Plan provides that the Adviser and the Distributor may use their respective resources, including fee revenues, to make payments to third parties that provide assistance in selling the Funds' shares, or to third parties, including banks, that render shareholder support services.

The Plan has been approved by the Board. As required by the Rule, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan prior to its approval, and have determined that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. In particular, the Trustees noted that the Plan does not authorize payments by the Funds other than the advisory and administrative fees authorized under the investment advisory and administration agreements. To the extent that the Plan gives the Adviser or the Distributor greater flexibility in connection with the distribution of shares of the Funds, additional sales of the Funds' shares may result. Additionally, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.

FUND ACCOUNTANT.

BISYS Fund Services Ohio, Inc. ("BISYS, Inc.") serves as fund accountant for the all of the Funds pursuant to a fund accounting agreement with the Trust dated May 31, 1995 (the "Fund Accounting Agreement"). As fund accountant for the Trust, BISYS, Inc. calculates each Fund's net asset value, the dividend and capital gain distribution, if any, and the yield. BISYS, Inc. also provides a current security position report, a summary report of transactions and pending maturities, a current cash position report, and maintains the general ledger accounting records for the Funds. Under the Fund Accounting Agreement, BISYS, Inc. is entitled to receive annual fees of .03% of the first $100 million of the Fund's daily average net assets, .02% of the next $100 million of the Fund's daily average net assets, and .01% of the Fund's remaining daily average net assets. These annual fees are subject to a minimum monthly assets charge of $2,500 per taxable fund, $2,917 per tax-free fund and $3,333 per international fund and does not include out-of-pocket expenses or multiple class charges of $833 per month assessed for each class of shares after the first class.

CUSTODIAN.

Cash and securities owned by each of the Victory Portfolios are held by Key Trust as custodian pursuant to a Custodian Agreement dated August 1, 1996. Under this Agreement, Key Trust (1) maintains a separate account or accounts in the name of each respective fund; (2) makes receipts and disbursements of money on behalf of each Fund; (3) collects and receives all income and other payments and distributions on account of portfolio securities; (4) responds to correspondence from security brokers and others relating to its duties; and (5) makes periodic reports to the Trustees concerning the Trust's operations. Key Trust may, with the approval of a fund and at the custodian's own expense, open and maintain a sub-custody account or accounts on behalf of a fund, provided that Key Trust shall remain liable for the performance of all of its duties under the Custodian Agreement.

INDEPENDENT ACCOUNTANTS.

Coopers & Lybrand L.L.P. serves as the Trust's auditors. Coopers & Lybrand L.L.P.'s address is 100 East Broad Street, Columbus, Ohio 43215.

LEGAL COUNSEL.

Kramer, Levin, Naftalis & Frankel, 919 Third Avenue, New York, New York 10022 is the counsel to the Trust.

EXPENSES.

The Funds bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, fees of the Trustees, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and transfer agent, certain insurance premiums, costs of maintenance of the fund's existence, costs of shareholders' reports and meetings, and any extraordinary expenses incurred in the Funds' operation.

ADDITIONAL INFORMATION

DESCRIPTION OF SHARES.

The Trust is a Delaware business trust. The Delaware Trust Instrument authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value. The Trust presently has 36 series of shares, which represent interests in the following funds and their respective classes, if any:

Balanced Fund
         Class A Shares
         Class B Shares
Convertible Securities Fund
Diversified Stock Fund
         Class A Shares
         Class B Shares
Equity Income Fund
Federal Money Market Fund
         Select Shares
         Investor Shares
Financial Reserves Fund
Fund For Income
Government Mortgage Fund
Growth Fund
Institutional Money Market Fund
         Select Shares
         Investor Shares
Intermediate Income Fund
International Growth Fund
         Class A Shares
         Class B Shares
Investment Quality Bond Fund
Lakefront Fund
LifeChoice Conservative Investor Fund
LifeChoice Growth Investor Fund
LifeChoice Moderate  Investor  Fund
Limited  Term  Income Fund
Maine  Municipal  Bond Fund (Short-Term)

Maine Municipal Bond Fund (Intermediate)
Michigan  Municipal Bond Fund
National Municipal Bond Fund
         Class A Shares
         Class B Shares
National Municipal Bond Fund (Long)
National Municipal Bond Fund (Short-Intermediate)
New York Tax-Free Fund
         Class A Shares
         Class B Shares
Ohio Municipal Bond Fund
Ohio Municipal Money Market Fund
Ohio Regional Stock Fund
         Class A Shares
         Class B Shares
Prime Obligations Fund
Real Estate Investment Fund
Special Growth Fund
Special Value Fund
         Class A Shares
         Class B Shares
Stock Index Fund
Tax-Free Money Market Fund
U.S. Government Obligations Fund
         Select Shares
         Investor Shares
Value Fund

The Trust's Trust Instrument authorizes the Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion. When issued for payment as described in the Prospectus and this SAI, the Trust's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shares of a fund are entitled to receive the assets available for distribution belonging to the fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.

Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote as a single class on all matters except (1) when required by the 1940 Act, shares shall be voted by individual series, and (2) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders meeting the qualifications of Section 16(c) of the 1940 Act, (i.e., persons who have been shareholders for at least six months, and who hold shares having a net asset value of at least $25,000 or constituting 1% of the outstanding shares) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund of the Trust affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the ratification of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

SHAREHOLDER AND TRUSTEE LIABILITY.

The Trust is organized as a Delaware business trust. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Delaware Trust Instrument provides that shareholders of the Trust shall not be liable for the obligations of the Trust. The Delaware Trust Instrument also provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Delaware Trust Instrument also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

The Trust Instrument states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the funds or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Trust Instrument also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

MISCELLANEOUS.

As used in the Prospectus and in this SAI, "assets belonging to a fund" (or "assets belonging to the Fund") means the consideration received by the Trust upon the issuance or sale of shares of a Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Trust, which general liabilities and expenses are not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trustees. The Trustees may allocate such general assets in any manner they deem fair and equitable. It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular fund of the Trust will be the relative net asset value of each respective fund at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of each of the Funds not readily identified as belonging to a particular Fund, which are allocated to each Fund in accordance with its proportionate share of the net asset values of the Trust at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to a particular fund will be determined by the Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular fund are conclusive.

As used in the Prospectus and in this SAI, a "vote of a majority of the outstanding shares" of a Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Trust is registered with the SEC as an open-end management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Trust.

The Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

THE PROSPECTUS AND THIS SAI ARE NOT AN OFFERING OF THE SECURITIES DESCRIBED IN THESE DOCUMENTS IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO SALESMAN, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THE PROSPECTUS AND THIS SAI.

APPENDIX

DESCRIPTION OF SECURITY RATINGS.

The NRSROs that may be utilized by the Adviser with regard to portfolio investments for the Funds include Moody's, S&P, Duff & Phelps, Inc. ("Duff"), Fitch, IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thomson BankWatch, Inc. ("TBW"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Adviser and the description of each NRSRO's ratings is as of the date of this SAI, and may subsequently change.

LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds).

Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (e.g., 1, 2, and 3) in each rating category to indicate the security's ranking within the category):

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements - their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB. Debt rated BB is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Description of the three highest long-term debt ratings by Duff:

AAA. Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA-. High credit quality protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+. Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

AAA. Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA. Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "[-]+."

A. Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

IBCA's description of its three highest long-term debt ratings:

AAA. Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

AA. Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

A. Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).

Moody's description of its three highest short-term debt ratings:

Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

-    Leading market positions in well-established industries.
-    High rates of return on funds employed.
- Conservative capitalization structures with moderate reliance on debt and ample asset protection.
- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A-2.   Capacity  for  timely   payment  on  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Duff's description of its five highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

Duff 1+. Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1. Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1-. High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Duff 2. Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Duff 3. Satisfactory liquidity and other protection factors qualify issue as to investment grade.

Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Fitch's description of its four highest short-term debt ratings:

F-1+. Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1. Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2. Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

F-3. Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

IBCA's description of its three highest short-term debt ratings:

A+.  Obligations supported by the highest capacity for timely repayment.

A1. Obligations supported by a very strong capacity for timely repayment.

A2. Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS

Moody's description of its two highest short-term loan/municipal note ratings:

MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

S&P's description of its two highest municipal note ratings:

SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2.  Satisfactory capacity to pay principal and interest.

SHORT-TERM DEBT RATINGS

TBW ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

TBW Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, TBW does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1. The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2. The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

TBW-3. The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4. The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                             Registration Statement
                                       of
                             THE VICTORY PORTFOLIOS
                                       on
                                    Form N-1A


PART C.    OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

     (a)   Financial Statements:

           Included in Part A:        None.

           Included in Part B:        None.


     (b)   Exhibits:



EX-99.B1       Delaware Trust Instrument dated December 6, 1995, as  amended.(9)


EX-99.B2       By-Laws adopted December 6, 1995.(1)

EX-99.B3       None.

EX-99.B4       None.


EX-99.B5(a)    Investment Advisory Agreement dated as of March 1, 1997, between the Registrant and Key Asset Management Inc, with Schedule A amended as of March 2, 1998.(12)

          (b) Investment Advisory Agreement dated March 1, 1997 between the Registrant and Key Asset Management Inc. regarding Lakefront Fund and Real Estate Investment Fund.(6)

          (c) Investment Sub-Advisory Agreement dated March 1, 1997 between Key Asset Management Inc. and Lakefront Capital Investors, Inc. regarding the Lakefront Fund.(6)

          (d) Form of Investment Advisory Agreement between the Registrant and Key Asset Management Inc. regarding the International Growth Fund.(10)

          (e) Portfolio Management Agreement between the Key Asset Management Inc. and IndoCam International Services, S.A. regarding the International Growth Fund.(12)

          (f) Form of Investment Advisory Agreement between the Registrant and Key Asset Management Inc. regarding the Maine Municipal Bond Fund (Intermediate), Maine Municipal Bond Fund (Short-Term), Michigan Municipal Bond Fund, Equity Income Fund, National Municipal Bond Fund (Short-Intermediate) and National Municipal Bond Fund
               (Long).(12)

EX-99.B6(a)    Distribution Agreement dated June 1, 1996 between the Registrant and BISYS Fund Services Limited Partnership, with Schedule I amended as of March 2, 1998.(12)



          (b)  Form of Broker-Dealer Agreement.(2)

EX-99.B7       None.


EX-99.B8(a)    Amended and Restated Mutual Fund Custody  Agreement dated August
               1, 1996, with Schedule A revised as of March 1998 and Attachment
               B revised as of March 2, 1998.(12)

          (b) Custody Agreement dated May 31, 1996 between Morgan Stanley Trust Company and Key Trust Company of Ohio. (3)

EX-99.B9(a)    Administration  Agreement  dated  October  1, 1997  between  the
               Registrant  and BISYS Fund Services  Limited  Partnership,  with
               Schedule I amended as of March 2, 1998 and Schedule II-B amended as of March 2, 1998.(12)

          (b) Sub-Administration Agreement dated October 1, 1997 between BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services and Key Asset Management Inc., with Schedule A amended as of March 2, 1998.(12)

          (c) Transfer Agency and Service Agreement dated July 12, 1996 between the Registrant and State Street Bank and Trust Company, with Schedule A revised as of August 1, 1996 and March 2, 1998.(12)

          (d) Fund Accounting Agreement dated May 31, 1995 between the Registrant and BISYS Fund Services Ohio, Inc., with Amended Schedule A as of February 19, 1997 and March 2, 1998 and Schedule B as of March 2, 1998.(12)

          (e) Shareholder Servicing Plan dated June 5, 1995 with Schedule I amended as of March 2, 1998.(12)

          (f)  Form of Shareholder Servicing Agreement.(1)


EX-99.B10      Opinion of Counsel was filed with Registrant's Rule 24f-2 Notice in respect of the period  ending  October  31,  1996,  submitted
               electronically   on  December   23,   1996,   accession   number
               0000950152-96-006841.

EX-99.B11(a)   Consent of Kramer, Levin, Naftalis & Frankel. (12)

          (b)  Consent of Coopers & Lybrand L.L.P.(12)

EX-99.B12      None.



EX-99.B13(a)   Purchase Agreement dated November 12, 1986 between Registrant and
               Physicians  Insurance  Company of Ohio is incorporated  herein by reference to Exhibit 13 to  Pre-Effective  Amendment No. 1 to the
               Registrant's   Registration  Statement  on  Form  N-1A  filed  on
               November 13, 1986.

          (b) Purchase Agreement dated October 15, 1989 is incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed on December 1, 1989.

          (c) Purchase Agreement is incorporated herein by reference to Exhibit 13(c) to Post- Effective Amendment No. 7 to the Registrant's Registration Statement on Form N- 1A filed on December 1, 1989.

EX-99.B14      None.



EX-99.B15(a)   Distribution  and Service Plan dated June 5, 1995 for the Class A
               Shares of the Registrant with Schedule I amended as of March 1, 1997 and March 2, 1998.(12)

          (b) Distribution Plan dated June 5, 1995 for Class B Shares of the Registrant with Schedule I amended as of February 1, 1996.(12)


EX-99.B16(a)   Forms of computation of  performance  quotation are  incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No.
               19 to the Registrant's Registration Statement on Form N-1A filed on December 23, 1994.

          (b) Forms of computation of performance quotation for the Class B shares of the Balanced Fund, Diversified Stock Fund, International Growth Fund, Ohio Regional Stock Fund and Special Value Fund.(4)


          (c) Forms of computation of performance quotation for the Lakefront Fund and U. S. Government Obligations Fund - Investor Class.(5)

          (d)  Computation  of   performance   quotation  for  the  Real  Estate
               Investment Fund.(7)

          (e)  Computation   of  performance   quotation  for  U.S.   Government
               Obligations Fund -Investor Shares.(9)


EX-99.B17      None.



EX-99.B18      Amended and Restated Rule 18f-3  Multi-Class  Plan as of December
               3, 1997.(11)

EX-99.B19(a)   Powers of Attorney of Roger Noall and Frank A. Weil.(8)

          (b) Powers of Attorney of Leigh A. Wilson, Edward P. Campbell, Harry Gazelle, Thomas F. Morrissey, H. Patrick Swygert and Eugene J. McDonald. (9)

--------------------------------
(1) Filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95-003085.

(2) Filed as an Exhibit to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A filed electronically on January 31, 1996, accession number 0000922423-96-000047.


(3) Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A filed electronically on July 30, 1996, accession number 0000922423-96- 000344.

(4) Filed as an Exhibit to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A filed electronically on February 7, 1997, accession number 0000922423- 97-000066.

(5) Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A filed electronically on June 27, 1997, accession number 0000922423-97- 000530.

(6) Filed as an Exhibit to Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A filed electronically on December 12, 1997, accession number 0000922423-97- 001015.

(7) Filed as an Exhibit to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A filed electronically on December 17, 1997, accession number 0000922423-97- 001022.

(8) Filed as an Exhibit to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14 filed electronically on February 3, 1998, accession number 0000922423-98-000095.

(9) Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A filed electronically on February 26, 1998, accession number 0000922423-98-000264.

(10) Filed as an Exhibit to Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A filed electronically on March 31, 1998, accession number 0000922423-98-000358.

(11) Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 filed electronically on June 9, 1998, accession number 0000922423-98-000589.


(12) Filed herewith.


Item 25.   Persons Controlled by or Under Common Control with Registrant.

           None.

Item 26.   Number of Holders of Securities.

As of March 31, 1998 the number of record holders of each Fund of the Registrant were as follows:

                                                             Number of
           Title of Fund                                  Record Holders
           -------------                                  --------------

           Balanced Fund
                  Class A Shares                               1,470
                  Class B Shares                                 351

           Diversified Stock Fund
                  Class A Shares                              15,108
                  Class B Shares                               4,040

           Financial Reserves Fund                               139

           Fund For Income                                     1,695

           Government Mortgage Fund                              332

           Growth Fund                                           584

           Intermediate Income Fund                              367

           International Growth Fund
                  Class A Shares                               1,403
                  Class B Shares                                  66

           Institutional Money Market Fund
                  Select Class Shares                             30
                  Investor Class Shares                           51

           Investment Quality Bond Fund                        2,568

           Lakefront Fund                                         74

           Limited Term Income Fund                              617

           National Municipal Bond Fund
                  Class A Shares                               1,613
                  Class B Shares                                  78

           New York Tax-Free Fund
                  Class A Shares                                 587
                  Class B Shares                                 110

           Ohio Municipal Bond Fund                              419

           Ohio Municipal Money Market Fund                      151

           Ohio Regional Stock Fund
                  Class A Shares                               1,262
                  Class B Shares                                 129

           Prime Obligations Fund                              1,312

           Real Estate Investment Fund                           218

           Special Growth Fund                                   763

           Special Value Fund
                  Class A Shares                               5,115
                  Class B Shares                                 279

           Stock Index Fund                                    1,458

           Tax Free Money Market Fund                             96

           U.S. Government Obligations Fund
                  Select Class Shares                            403
                  Investor Class Shares                          128

           Value Fund                                            291

           Federal Money Market Fund - Investor                  669

           Convertible Securities Fund                         1,424

           LifeChoice Conservative Investor Fund                  13

           LifeChoice Moderate Investor Fund                      18

           LifeChoice Growth Investor Fund                        26


           Maine  Municipal Bond Fund (Intermediate)               0

           Maine  Municipal Bond Fund (Short-Term)                 0


           Michigan Municipal Bond Fund                            0

           Equity Income Fund                                      0


           National Municipal Bond Fund (Short-Intermediate)       0

           National Municipal Bond Fund (Long)                     0



Item 27.   Indemnification

           Article X, Section 10.02 of the Registrant's Delaware Trust Instrument, as amended, incorporated herein as Exhibit 99.B1 hereto, provides for the indemnification of Registrant's Trustees and officers, as follows:

           "SECTION 10.02  INDEMNIFICATION.

            (a)  Subject  to  the  exceptions  and   limitations   contained  in
            Subsection 10.02(b):

                  (i) every  person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words  "claim,"  "action,"  "suit,"  or  "proceeding"
            shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

            (b) No  indemnification  shall be  provided  hereunder  to a Covered
            Person:

                  (i) who shall have been  adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                  (ii) in the  event of a  settlement,  unless  there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

            (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

            (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

           Indemnification of the Fund's principal underwriter, custodian, fund accountant, and transfer agent is provided for, respectively, in
           Section V of the Distribution Agreement incorporated by reference as Exhibit 6(a) hereto, Section 28 of the Custody Agreement incorporated by reference as Exhibit 8(a) hereto, Section 5 of the Fund Accounting Agreement incorporated by reference as
            Exhibit 9(c) hereto, and Section 7 of the Transfer Agency Agreement incorporated by reference as Exhibit 9(b) hereto. Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of
            Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.    Business and Other Connections of the Investment Adviser


            Key Asset Management Inc. ("KAM") is the investment adviser to each fund of the Victory Portfolios. KAM is a wholly-owned indirect subsidiary of KeyCorp, a bank holding company which had total assets of approximately $73 billion as of March 31, 1998. KeyCorp is a leading financial institution doing business in 13 states from Maine to Alaska, providing a full array of trust, commercial, and retail banking services. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, mortgage and leasing companies. KAM and its affiliates have over $64 billion in assets under management, and provides a full range of investment management services to personal and corporate clients.


            Lakefront Capital Investors, Inc. ("Lakefront"), sub-adviser of the Lakefront Fund, 127 Public Square, 15th Floor, Cleveland, Ohio 44114, was incorporated in 1991.


            As of June 1, 1998, Indocam International Investment Services, S.A. ("IIIS"), is the sub- adviser to the International Growth Fund. IIIS and its advisory affiliates ("Indocam") are the global asset management component of the Credit Agricole banking and financial services group. IIIS specializes in global asset management and offers its clients a full range of asset management services from offices located in Paris, Hong Kong, Singapore, and Tokyo. As of December 31, 1997, Indocam managed approximately $124 billion for its clients. IIIS is a registered investment adviser with the SEC and also serves as the investment adviser to the France Growth Fund and as subadviser for the BNY Hamilton International Equity Fund and the John Hancock European Equity Fund. Indocam has
            affiliates which are engaged in the brokerage business. The principal office of IIIS is 9, rue Louis Murat, Paris, France 75008.

            To the knowledge of Registrant, none of the directors or officers of KAM, Lakefront, or IIIS, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of KAM also hold positions with KeyCorp or its subsidiaries.

            The principal executive officers and directors of KAM are as follows:

Directors:

            William G. Spears, Senior Managing Director, Chairman and Chief Executive Officer.

            Richard J. Buoncore, Senior Managing Director, President and Chief Operating Officer.


            Anthony Aveni, Senior Managing Director. Also Chief Investment Officer of KAM.

            Vincent DeP. Farrell, Senior Managing Director and Chief Investment Officer. Also Chief Investment Officer, Executive Vice President and Managing Director of Spears, Benzak,

            Salomon & Farrell Division ("SBSF").

            Richard E. Salomon, Senior Managing Director. Also President and Director of Wealth Management, SBSF.

            Gary R. Martzolf, Senior Managing Director.

Other Officers:

            Charles  G.  Crane,   Senior  Managing  Director  and  Chief  Market
            Strategist.

            James D. Kacic, Chief Financial Officer, Chief Administrative Officer, and Senior Managing Director.

            William R. Allen, Managing Director.

            Michael Foisel, Assistant Treasurer.

            Michael Stearns, Chief Compliance Officer.

            William J. Blake, Secretary.


            Steven N. Bulloch, Assistant Secretary. Also, Senior Vice President and Senior Counsel of KeyCorp Management Company.


            Kathleen A. Dennis, Senior Managing Director.

           The business address of each of the foregoing individuals is 127 Public Square, Cleveland, Ohio 44114.

           The principal executive officers and directors of Lakefront are as follows:


           Nathaniel E. Carter, President and Chief Investment Officer of Lakefront.


           Kenneth A. Louard, Chief Operating Officer.

           The business address of each of the foregoing individuals is 127 Public Square, Cleveland, Ohio 44114.

           The principal executive officers and directors of IIIS are as follows:

           Jean-Claude Kaltenbach, Chairman and CEO.

           Ian Gerald McEvatt, Director.

           Claude Doumic, Director.

           Didier Guyot de la Pommeraye, Director.

           Charles Vergnot, Director.

           Eric Jostrom, Director.

           Gerard Sutterlin, Secretary General.

           The business address of each of the foregoing individuals is 9, rue Louis Murat, Paris, France 75008.


Item 29.   Principal Underwriter

           (a) BISYS Fund Services, the Registrant's administrator, also acts as the distributor for the following investment companies as of March 26, 1998.

                           American Performance Funds
                              AmSouth Mutual Funds
                               The ARCH Fund, Inc.
                           The BB&T Mutual Funds Group
                               The Coventry Group
                      The Empire Builder Tax Free Bond Fund
                            ESC Strategic Funds, Inc.
                                The Eureka Funds
                              Fountain Square Funds
                             Hirtle Callaghan Trust
                              HSBC Family of Funds

                         The Infinity Mutual Funds, Inc.
                               INTRUST Funds Trust
                                 The Kent Funds
                                   Magna Funds
                             Meyers Investment Trust
                             MMA Praxis Mutual Funds
                                M.S.D. & T. Funds
                              Pacific Capital Funds
                            Parkstone Group of Funds
                          The Parkstone Advantage Fund
                                  Pegasus Funds
                            The Republic Funds Trust
                        The Republic Advisor Funds Trust
                           The Riverfront Funds, Inc.
                      SBSF Funds, Inc. dba Key Mutual Funds
                                  Sefton Funds
                               The Sessions Group
                             Summit Investment Trust
                            Variable Insurance Funds
                           The Victory Variable Funds
                           Vintage Mutual Funds, Inc.

           (b) Directors, officers and partners of BISYS Fund Services, Inc., the General Partner of BISYS Fund Services, as of March 30, 1998 were as follows:

                      Lynn J. Mangum, Chairman and CEO.

                      Dennis Sheehan, Director, Executive Vice President and Treasurer.

                      J. David Huber, President.

                      Kevin J. Dell, Vice President and Secretary.

                      Mark Rybarczyk, Senior Vice President.

                      William Tomko, Senior Vice President.

                      Michael D. Burns, Vice President.

                      David Blackmore, Vice President.

                      Steve Ludwig, Compliance Officer.

                      Mark Telfer, Compliance Officer.

                      Robert Tuch, Assistant Secretary.

           The business address of each of the foregoing individuals is BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43215.

Item 30.   Location of Accounts and Records

     (1)  Key  Asset  Management  Inc.,  127  Public  Square,   Cleveland,  Ohio
          44114-1306 (records relating to its functions as investment adviser and sub-administrator).

     (2)  Lakefront Capital Investors,  Inc., 127 Public Square, Cleveland, Ohio
          44114-1306   (records   relating  to  its   functions  as   investment
          sub-adviser for the Lakefront Fund only).

     (3) Indocam International Investment Services, S.A., 9, rue Louis Murat, Paris, France 75008 (records relating to its functions as investment sub-adviser for the International Growth Fund only).

     (4) KeyBank National Association, 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as shareholder servicing agent).

     (5) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator, distributor and fund accountant).

     (6) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110- 3875 (records relating to its functions as transfer agent).

     (7) Boston Financial Data Services, Inc. Two Heritage Drive, Quincy, Massachusetts 02171 (records relating to its functions as dividend disbursing agent and shareholder servicing agent).

     (8) Key Trust Company of Ohio, N.A., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as custodian and securities lending agent).

     (9) Morgan Stanley Trust Company, 1585 Broadway, New York, New York 10036 (records relating to its functions as sub-custodian of the Balanced Fund, Convertible Securities Fund, International Growth Fund, Lakefront Fund, and Real Estate Investment Fund).

Item 31.   Management Services

           None.

Item 32.   Undertakings

     (a) Registrant undertakes to call a meeting of shareholders, at the request of holders of 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and undertakes to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

     (b)  None.

     (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest Annual Report to Shareholders upon request and without charge.


NOTICE

A copy of the Delaware Trust Instrument of The Victory Portfolios is on file with the Secretary of State of Delaware and notice is hereby given that this Post-Effective Amendment to the Registrant's Registration Statement has been executed on behalf of the Registrant by officers of, and Trustees of, the Registrant as officers and as Trustees, respectively, and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders of The Victory Portfolios individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 12th day of June, 1998.


                                      THE VICTORY PORTFOLIOS


                                      By: /s/Leigh A. Wilson
                                          ------------------
                                          Leigh A. Wilson, President and Trustee


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 12th day of June, 1998.


/s/ Roger Noall                       Chairman of the Board and Trustee
-------------------
Roger Noall

/s/ Leigh A. Wilson                   President and Trustee
-------------------
Leigh A. Wilson

/s/Thomas E. Line                     Treasurer
-------------------
Thomas E. Line

      *                               Trustee
-------------------
Edward P. Campbell

      *                               Trustee
-------------------
Harry Gazelle

      *                               Trustee
-------------------
Thomas F. Morrissey

      *                               Trustee
-------------------
H. Patrick Swygert

      *                               Trustee
-------------------
Frank A. Weil

      *                               Trustee
-------------------
Eugene J. McDonald

*By: /s/ Carl Frischling
     -------------------
      Carl Frischling
      Attorney-in-Fact

     Attorney-in-Fact pursuant to powers of attorney filed with Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A on February 26, 1998 and with Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-14 on February 3, 1998.

                             THE VICTORY PORTFOLIOS

                                INDEX TO EXHIBITS


Exhibit Number


EX-99.B5(a)    Investment Advisory Agreement dated as of March 1, 1997, between the Registrant and Key Asset  Management  Inc., as amended March
               2, 1998

EX-99.B5(e)    Portfolio  Management Agreement between the Key Asset Management
               Inc. and IndoCam  International  Services,  S.A.  regarding  the
               International Growth Fund

EX-99.B5(f)    Form of Investment Advisory Agreement between the Registrant and
               Key Asset  Management  Inc.  regarding the Maine  Municipal Bond
               Fund  (Intermediate),  Maine  Municipal Bond Fund  (Short-Term),
               Michigan  Municipal  Bond Fund,  Equity  Income  Fund,  National
               Municipal Bond Fund  (Short-Intermediate) and National Municipal
               Bond Fund (Long)

EX-99.B6(a)    Distribution Agreement dated June 1, 1996 between the Registrant and BISYS Fund Services Limited Partnership, as amended March 2,
               1998

EX-99.B8(a)    Amended and Restated Mutual Fund Custody  Agreement dated August
               1, 1996, as amended March 2, 1998

EX-99.B9(a)    Administration  Agreement  dated  October  1, 1997  between  the
               Registrant and BISYS Fund Services Limited Partnership, as amended March 2, 1998

EX-99.B9(b)    Sub-Administration Agreement dated October 1, 1997 between BISYS
               Fund Services Limited  Partnership d/b/a BISYS Fund Services and
               Key Asset Management Inc., as amended March 2, 1998

EX-99.B9(c)    Transfer  Agency  and  Service  Agreement  dated  July 12,  1996 between the Registrant and State Street Bank and Trust Company, as amended August 1, 1996 and March 2, 1998

EX-99.B9(d)    Fund  Accounting  Agreement  dated  May  31,  1995  between  the
               Registrant  and BISYS  Fund  Services  Ohio,  Inc.,  as  amended
               February 19, 1997 and March 2, 1998


EX-99.B9(e)    Shareholder  Servicing Plan dated June 5, 1995, as amended March
               2, 1998



EX-99.B11(a)   Consent of Kramer, Levin, Naftalis & Frankel

EX-99.B11(b)   Consent of Coopers & Lybrand L.L.P.


EX-99.B15(a)   Distribution and Service Plan dated June 5, 1995 for the Class A
               Shares of the Registrant, as amended February 19, 1997 and March
               2, 1998

EX-99.B15(b)   Distribution  Plan  dated June 5, 1995 for Class B Shares of the
               Registrant with Schedule I amended as of February 1, 1996